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TCW GALILEO FUNDS


                                ANNUAL REPORT
                                U.S. Fixed Income


                     Money Market

                          Core Fixed Income

                               Flexible Income

                                    High Yield Bond

                                         Mortgage-Backed Securities

                                               Total Return
                                                Mortgage-Backed
                                                 Securities




                                         [LOGO TCW GALILEO FUNDS INC.]
                                               THE POWER OF INDEPENDENT THINKING
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TCW GALILEO FUNDS, INC.
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U.S. FIXED INCOME
TABLE OF CONTENTS                                               OCTOBER 31, 2001

Letter To Shareholders............................   1

Management Discussions............................   2

Schedules of Investments:

  TCW Galileo Money Market Fund...................  13

  TCW Galileo Core Fixed Income Fund..............  15

  TCW Galileo Flexible Income Fund................  24

  TCW Galileo High Yield Bond Fund................  29

  TCW Galileo Mortgage-Backed Securities Fund.....  38

  TCW Galileo Total Return Mortgage-Backed
    Securities Fund...............................  41

Statements of Assets and Liabilities..............  44

Statements of Operations..........................  45

Statements of Changes in Net Assets...............  46

Notes to Financial Statements.....................  49

Financial Highlights..............................  63

Independent Auditors' Report......................  72

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TO OUR SHAREHOLDERS

We are pleased to submit the October 31, 2001 annual reports for the TCW Galileo Funds. On the following pages we have provided a discussion and analysis of each Fund's investment performance as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

On May 1, 2001, we launched Galileo On-Line service which allows investors to conduct Fund transactions via the internet.

The TCW Galileo Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

Marc I. Stern Signature

Marc I. Stern
Chairman of the Board
December 5, 2001

1
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TCW GALILEO CORE FIXED INCOME FUND
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MANAGEMENT DISCUSSIONS

The TCW Galileo Core Fixed Income Fund (the "Fund") had a positive return of 11.01% for the fiscal year ended October 31, 2001 for its I Class shares. The benchmark, Lehman Brothers Aggregate Bond Index, returned 14.58% for the same period. For the N Class shares, the return was 10.75%. The performance of the Fund's two classes varies because of differing expenses.

The terrorist attacks in New York and Washington on September 11 injected a new type of fear and uncertainty into the U.S. economy. Economic activity ground temporarily to a halt in the immediate aftermath of the assault and financial markets closed. Consumer confidence and spending plummeted as people stayed home and watched television. The Federal Reserve Bank demonstrated its commitment to stabilizing financial markets with a 50 basis point rate cut and an unprecedented increase in temporary reserves. Analysts promptly reduced their estimates for U.S. growth and predicted that the U.S. economy, which has struggled with a pronounced slowdown for more than a year, will suffer a recession. Airline, insurance and technology companies announced layoffs and losses. Initial estimates of layoffs in the airline industry alone have been around 100,000, as a result of the shutdown in operations and subsequent slowdown in consumer demand.

Trading in bonds resumed a couple of days after the attacks, although liquidity and trading hours were somewhat curtailed. Treasuries rallied in a flight to quality with the shorter maturities benefiting the most from the 50 basis point rate cut and large stock market declines. Longer maturities sold off on profit taking and speculation that the government would stop buying back bonds and sell more debt to rebuild lower Manhattan and bolster the nation's military. Prices of mortgages rose, in sharp contrast to prices of high grade and high yield bonds, which fell sharply. However, spreads between mortgages and treasuries widened when the appreciation of the mortgage sector failed to keep up with that of the Treasury market. The performance of the mortgage market exceeded that of the aggregate fixed income market and the credit sectors in September following 2 months of underperformance in July and August. Persistent liquidity and price discovery problems hampered returns in the credit sectors, while trading in generic mortgage pass-throughs returned to near normal conditions within one week of the attacks. The high credit quality of the mortgage market contributed to its rapid recovery as the vast majority of mortgage securities were issued by the U.S. Government and its agencies or rated AAA. Discounts, well-structured CMOs and other call-protected assets outperformed as interest rates fell.

Government bond yields continued to decline in the third quarter. Prior to the terrorist attacks, traditional fixed income investors were concerned primarily about stagnant economic growth. These concerns were rapidly transformed into a full blown flight to safety rally following the events of September 11th. For the quarter ended September 30, 2001, the yield on the benchmark 10-year Treasury fell 82 basis points to end the period at 4.59%. In stark contrast, the yield on the Salomon Brothers High Yield Cash Pay Index rose 67 basis points to end the period at 12.56%. Notably, the high yield spread to comparable Treasuries widened by 169 basis points, ending the quarter at 851 basis points.

The terrorist attacks of September 11th were unlike any tragedy that most modern-day investors have ever had to contend with. While there are few historic parallels in the comparatively brief history of the high yield market, the market conditions and economic environment surrounding the events of the Gulf War and recession of 1990-1991 are perhaps most similar to recent events. In the months preceding the Gulf War, high yield spreads had been trending wider and the default rate had been escalating. During this period, the spread on the Salomon Brothers High Yield Cash Pay Index rose from 729 basis points on
June 30, 1990 to a spread of 1106 basis points on January 31, 1991. Similarly, the year-end high yield default rate rose from 4.3% in 1989 to a peak of 10.3% in 1991. The combination of a decisive Gulf War victory together with an aggressive
2
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monetary easing campaign ultimately resulted in a significant high yield market rally. By May 31, 1991 the spread to worst on the Salomon Brothers High Yield Cash Pay Index had tightened back to 701 basis points and in 1991, the high yield market had one of its best years, returning over 34%.

Notwithstanding the favorable comparisons to the 1990-1991 period, as an unexpected shock to an already fragile market, the recent terrorist attacks have clearly altered the near-term outlook for the high yield market. We expect market conditions to remain volatile as investors sort through the sector and credit-specific ramifications of the "new" world we inhabit. While it is certainly possible that high yield spreads could widen further, at current spread levels many popular high yield indices are already close to their historically wide spread levels and, arguably, the current "risk premium" already discounts a great deal of bad news and pessimism. Moreover, at quarter-end, the yield to worst of the Salomon Brothers High Yield Cash Pay Index at 12.56%, was more than 3.0 times the comparable Treasury yield of 4.05%. This compares to a Salomon Brothers High Yield Cash Pay Index yield of 2.6 times the comparable Treasury yield as of January 31, 1991. On a yield ratio basis, the high yield market appears to be attractively priced at current levels.

3
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TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                  TCW Galileo Core Fixed Income Fund - I Class

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  10-Year  Since Inception
11.01%                               5.13%   6.56%    6.45%            7.03%

         FUND    LEHMAN AGGREGATE BOND
Jan 90  $24,694                $24,703
Feb 90  $24,726                $24,783
Mar 90  $24,808                $24,801
Apr 90  $24,630                $24,574
May 90  $25,264                $25,302
Jun 90  $25,601                $25,708
Jul 90  $26,005                $26,063
Aug 90  $25,686                $25,715
Sep 90  $25,840                $25,928
Oct 90  $26,068                $26,257
Nov 90  $26,565                $26,822
Dec 90  $26,956                $27,240
Jan 91  $27,267                $27,577
Feb 91  $27,444                $27,812
Mar 91  $27,612                $28,004
Apr 91  $27,893                $28,307
May 91  $28,064                $28,473
Jun 91  $28,026                $28,458
Jul 91  $28,408                $28,853
Aug 91  $29,025                $29,477
Sep 91  $29,669                $30,074
Oct 91  $29,908                $30,409
Nov 91  $30,179                $30,688
Dec 91  $31,295                $31,599
Jan 92  $30,684                $31,170
Feb 92  $30,842                $31,372
Mar 92  $30,664                $31,195
Apr 92  $30,779                $31,421
May 92  $31,415                $32,014
Jun 92  $31,926                $32,454
Jul 92  $32,707                $33,116
Aug 92  $32,959                $33,452
Sep 92  $33,243                $33,848
Oct 92  $32,806                $33,400
Nov 92  $32,863                $33,407
Dec 92  $33,360                $33,938
Jan 93  $34,000                $34,589
Feb 93  $34,646                $35,195
Mar 93  $34,907                $35,341
Apr 93  $35,063                $35,587
May 93  $34,871                $35,633
Jun 93  $35,652                $36,278
Jul 93  $35,882                $36,484
Aug 93  $36,750                $37,123
Sep 93  $36,910                $37,225
Oct 93  $37,026                $37,364
Nov 93  $36,640                $37,046
Dec 93  $36,912                $37,247
Jan 94  $37,289                $37,750
Feb 94  $36,375                $37,094
Mar 94  $35,235                $36,180
Apr 94  $34,518                $35,891
May 94  $34,359                $35,886
Jun 94  $34,312                $35,806
Jul 94  $34,981                $36,518
Aug 94  $34,991                $36,563
Sep 94  $34,353                $36,025
Oct 94  $34,238                $35,993
Nov 94  $34,085                $35,913
Dec 94  $34,059                $36,161
Jan 95  $34,605                $36,876
Feb 95  $35,350                $37,753
Mar 95  $35,507                $37,985
Apr 95  $35,903                $38,515
May 95  $37,432                $40,006
Jun 95  $37,611                $40,299
Jul 95  $37,351                $40,209
Aug 95  $38,054                $40,694
Sep 95  $38,437                $41,090
Oct 95  $39,004                $41,625
Nov 95  $39,572                $42,248
Dec 95  $40,216                $42,841
Jan 96  $40,319                $43,126
Feb 96  $39,392                $42,376
Mar 96  $38,999                $42,082
Apr 96  $38,771                $41,845
May 96  $38,666                $41,760
Jun 96  $39,023                $42,321
Jul 96  $39,171                $42,437
Aug 96  $39,107                $42,365
Sep 96  $39,725                $43,104
Oct 96  $40,667                $44,059
Nov 96  $41,312                $44,813
Dec 96  $41,031                $44,397
Jan 97  $41,162                $44,532
Feb 97  $41,271                $44,643
Mar 97  $40,766                $44,148
Apr 97  $41,318                $44,809
May 97  $41,750                $45,233
Jun 97  $42,241                $45,770
Jul 97  $43,362                $47,004
Aug 97  $42,877                $46,603
Sep 97  $43,535                $47,291
Oct 97  $44,105                $47,977
Nov 97  $44,220                $48,198
Dec 97  $44,686                $48,683
Jan 98  $45,242                $49,308
Feb 98  $45,195                $49,271
Mar 98  $45,289                $49,440
Apr 98  $45,571                $49,698
May 98  $45,997                $50,169
Jun 98  $46,401                $50,595
Jul 98  $46,472                $50,703
Aug 98  $47,264                $51,528
Sep 98  $48,540                $52,734
Oct 98  $48,082                $52,455
Nov 98  $48,386                $52,753
Dec 98  $48,728                $52,912
Jan 99  $48,973                $53,289
Feb 99  $48,136                $52,359
Mar 99  $48,581                $52,649
Apr 99  $48,705                $52,816
May 99  $48,231                $52,357
Jun 99  $48,056                $52,187
Jul 99  $48,056                $51,964
Aug 99  $47,955                $51,938
Sep 99  $48,412                $52,541
Oct 99  $48,413                $52,735
Nov 99  $48,515                $52,731
Dec 99  $48,309                $52,477
Jan 00  $48,231                $52,305
Feb 00  $48,570                $52,938
Mar 00  $49,016                $53,635
Apr 00  $48,463                $53,481
May 00  $48,277                $53,457
Jun 00  $49,315                $54,569
Jul 00  $49,448                $55,064
Aug 00  $50,174                $55,862
Sep 00  $50,309                $56,214
Oct 00  $50,336                $56,586
Nov 00  $50,908                $57,511
Dec 00  $52,059                $58,578
Jan 01  $52,873                $59,536
Feb 01  $53,303                $60,054
Mar 01  $53,066                $60,356
Apr 01  $52,772                $60,105
May 01  $52,870                $60,468
Jun 01  $52,856                $60,696
Jul 01  $54,094                $62,053
Aug 01  $54,823                $62,770
Sep 01  $54,808                $63,495
Oct 01  $55,876                $64,824

VALUE OF $25,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 1/1/90

                  TCW Galileo Core Fixed Income Fund - N Class

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
10.75%                                     5.39%

         FUND   LEHMAN AGGREGATE BOND
MAR 99  $2,021                 $2,011
APR 99  $2,021                 $2,017
MAY 99  $1,996                 $2,000
JUN 99  $1,989                 $1,993
JUL 99  $1,989                 $1,985
AUG 99  $1,985                 $1,984
SEP 99  $2,003                 $2,007
OCT 99  $2,003                 $2,014
NOV 99  $2,008                 $2,014
DEC 99  $1,999                 $2,005
JAN 00  $1,994                 $1,998
FEB 00  $2,008                 $2,022
MAR 00  $2,026                 $2,049
APR 00  $2,001                 $2,043
MAY 00  $1,993                 $2,042
JUN 00  $2,038                 $2,084
JUL 00  $2,044                 $2,103
AUG 00  $2,073                 $2,134
SEP 00  $2,079                 $2,147
OCT 00  $2,078                 $2,161
NOV 00  $2,103                 $2,197
DEC 00  $2,149                 $2,238
JAN 01  $2,183                 $2,274
FEB 01  $2,200                 $2,294
MAR 01  $2,188                 $2,305
APR 01  $2,178                 $2,296
MAY 01  $2,180                 $2,310
JUN 01  $2,182                 $2,318
JUL 01  $2,230                 $2,370
AUG 01  $2,265                 $2,398
SEP 01  $2,257                 $2,425
OCT 01  $2,301                 $2,476

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

4
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TCW GALILEO FLEXIBLE INCOME FUND
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MANAGEMENT DISCUSSIONS

The TCW Galileo Flexible Income Fund (the "Fund") fell 13.87% for the period from December 1, 2000 (Commencement of Operations) to October 31, 2001. The Lipper Flexible Portfolio Fund Index also fell by 12.44% during the same period.

The third quarter of 2001 was one of the worst quarters for equity returns in the past sixty years. The S&P 500 and NASDAQ suffered precipitous declines in response to deteriorating economic fundamentals and the September 11th terrorist attacks against the United States. In addition, the tremendous economic uncertainty caused high yield spreads to widen considerably. These factors weighed heavily on convertibles as most convertible indices experienced the largest decline in performance since their inception.

The performance of the Fund was worse than that of the index. During the third quarter, we were positioning the Fund to take advantage of a recovery in stocks. This included selling convertibles with high conversion premiums (less equity sensitive) and buying convertibles with lower conversion premiums. With the further declines in the market, particularly in September, this strategy has hurt the Fund in the short term.

The convertible market has changed significantly in the last year. The decline in the stocks underlying many convertibles has caused conversion premiums to widen substantially, particularly where the credit of the issuing company is solid. At the end of the third quarter, roughly 60% of the convertible universe was busted (trading at or close to bond floor), thus possessing little upside relative to a rise in the prices of its underlying equities. The average conversion premium of the universe was approximately 80%, its highest level ever. By contrast, the average conversion premium on the Fund is 100%.

However, this average is skewed by securities with conversion premiums over 100%. These securities, by virtue of their high average yield-to-maturity, should provide good absolute returns if credit spreads narrow and will stabilize the Fund if the markets remain volatile. If the ten and twenty highest conversion premium securities are excluded, the average conversion premium falls to 62% and 45%, respectively. Thus, we believe that the Fund is structured to significantly outperform the index during the next twelve months should stocks rally.

The U.S. economy continued to deteriorate in the third quarter, coming to a virtual standstill after the terrorist attacks. It is clear that the U.S., Europe and Japan are all entering downturns simultaneously and are in recession. The terrorist threat continues with the spread of Anthrax through the mail. This, combined with layoff announcements has depressed consumer confidence and spending. The U.S. Government has been working effectively to mitigate this economic downturn. The war against terrorism has begun and should yield significant results in the months ahead. "Homeland" security is being addressed on several fronts and gradually a sense of security should return to those U.S. citizens who feel vulnerable. Importantly, the Federal Reserve has lowered interest rates significantly and provided substantial extra liquidity to the financial system. Gradually, confidence and economic activity should return to more normal levels in the next few months.

It is our belief that we are now exiting the period of maximum pessimism and uncertainty. Corporate profits for the S&P 500 could be down 25% + year/year, their worst showing since 1991. The economy has continued to weaken, with the last two areas of remaining strength, housing and consumer spending rolling over.

The current bear market has lasted approximately 19 months and now qualifies as one of the worst market downturns ever in terms of duration and magnitude. However, we believe that the simultaneous contraction of the U.S., European and Japanese economies, combined with the significant monetary and fiscal stimulus that has taken place, has sown the seeds for a better than expected economic recovery next year. A strong recovery could lead to a sharp rebound in
5
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TCW GALILEO FLEXIBLE INCOME FUND
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MANAGEMENT DISCUSSIONS (CONTINUED)
corporate profits, particularly from currently depressed levels. It is possible the equity markets could begin to discount this scenario soon leading to better absolute and relative performance for the Fund during the next few quarters.

On the high yield side, the market has benefited from strong mutual fund inflows and a series of interest rate cuts by the Federal Reserve Board. Unfortunately, these factors were unable to offset a slowdown in the US economy, a steep decline in the equity markets, a rise in the default rate for corporate issuers, and the tragic events of September 11th. During the course of the year, the upper and lower-tier segments of the high yield market significantly outperformed the middle-tier segment, which is comprised of single-B issuers. During the most recent year, the Fund's performance was impacted by negative credit developments within the telecommunications and automotive sectors, as well as the Fund's concentration in the middle-tier segment of the high yield market. The Fund continues to emphasize higher quality names and the portfolio remains widely diversified.

The Fund seeks to generate a high level of current income while preserving principal by investing in a well-diversified, conservative portfolio of high yield bonds. The Fund primarily invests in below investment grade companies with strong credit profiles that display good prospects for improved operating results and potential for credit rating upgrades.

                        TCW Galileo Flexible Income Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CUMULATIVE TOTAL RETURN
Since Inception
(13.87)%

         FUND   LIPPER FLEXIBLE PORTFOLIO FUND INDEX
Dec 00  $1,970                                $2,034
Jan 01  $2,112                                $2,068
Feb 01  $1,968                                $1,954
Mar 01  $1,880                                $1,867
Apr 01  $1,941                                $1,962
May 01  $1,919                                $1,976
Jun 01  $1,864                                $1,946
Jul 01  $1,845                                $1,937
Aug 01  $1,814                                $1,864
Sep 01  $1,666                                $1,751
Oct 01  $1,723                                $1,793

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 12/1/00

TCW GALILEO HIGH YIELD BOND INCOME FUND
                                                                          [ICON]
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MANAGEMENT DISCUSSIONS

The TCW Galileo High Yield Bond Fund (the "Fund") returned a negative 1.39% for the fiscal year ended October 31, 2001 for its I Class shares. The Fund lagged its benchmark, the Salomon Brothers High Yield Cash Pay Index, which returned 2.10% during the period. For the N Class shares, the performance for the same period was a negative 1.51%. The performance of the Fund's two classes varies because of differing expenses.

Over the past year, the high yield market has benefited from strong mutual fund inflows and a series of interest rate cuts by the Federal Reserve Board. Unfortunately, these factors were unable to offset a slowdown in the US economy, a steep decline in the equity markets, a rise in the default rate for corporate issuers, and the tragic events of September 11th. During the course of the year, the upper and lower-tier segments of the high yield market significantly outperformed the middle-tier segment, which is comprised of single-B issuers. During the most recent year, the Fund's performance was impacted by negative credit developments within the telecommunications and automotive sectors, as well as the Fund's concentration in the middle-tier segment of the high yield market. The Fund continues to emphasize higher quality names and the portfolio remains widely diversified consisting of 170 separate issuers across 25 industry groups.

The Fund seeks to generate a high level of current income while preserving principal by investing in a well-diversified, conservative portfolio of high yield bonds. The Fund primarily invests in below investment grade companies with strong credit profiles that display good prospects for improved operating results and potential for credit rating upgrades.

7
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TCW GALILEO HIGH YIELD BOND INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                   TCW Galileo High Yield Bond Fund - Class I

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  10-Year  Since Inception
(1.39)%                              0.44%   3.03%    7.06%            7.82%

         FUND    SALOMON HIGH YIELD CASH PAY
Feb 89  $25,175                      $25,108
Mar 89  $25,112                      $25,111
Apr 89  $25,194                      $25,283
May 89  $25,672                      $25,713
Jun 89  $26,196                      $26,086
Jul 89  $26,366                      $26,204
Aug 89  $26,467                      $26,101
Sep 89  $26,281                      $25,678
Oct 89  $26,008                      $25,098
Nov 89  $26,086                      $25,192
Dec 89  $26,136                      $25,246
Jan 90  $25,771                      $24,482
Feb 90  $25,502                      $24,211
Mar 90  $25,825                      $24,469
Apr 90  $26,120                      $24,344
May 90  $26,653                      $24,985
Jun 90  $27,143                      $25,450
Jul 90  $27,619                      $25,890
Aug 90  $26,915                      $24,887
Sep 90  $25,704                      $23,609
Oct 90  $24,967                      $22,774
Nov 90  $25,398                      $23,236
Dec 90  $25,650                      $23,469
Jan 91  $26,086                      $23,806
Feb 91  $27,638                      $25,428
Mar 91  $28,734                      $26,686
Apr 91  $29,810                      $27,683
May 91  $30,034                      $27,858
Jun 91  $30,659                      $28,430
Jul 91  $31,309                      $29,172
Aug 91  $31,732                      $29,818
Sep 91  $32,169                      $30,017
Oct 91  $33,041                      $30,836
Nov 91  $33,388                      $31,121
Dec 91  $33,597                      $31,501
Jan 92  $34,801                      $32,408
Feb 92  $35,254                      $33,364
Mar 92  $35,691                      $33,838
Apr 92  $35,766                      $34,128
May 92  $36,249                      $34,794
Jun 92  $36,520                      $35,241
Jul 92  $37,169                      $35,880
Aug 92  $37,588                      $36,366
Sep 92  $38,034                      $36,732
Oct 92  $37,509                      $36,305
Nov 92  $38,289                      $36,840
Dec 92  $38,806                      $37,283
Jan 93  $39,775                      $38,167
Feb 93  $40,566                      $38,917
Mar 93  $41,088                      $39,548
Apr 93  $41,304                      $39,848
May 93  $41,824                      $40,386
Jun 93  $42,558                      $41,300
Jul 93  $42,827                      $41,708
Aug 93  $42,959                      $42,182
Sep 93  $43,015                      $42,300
Oct 93  $43,894                      $43,094
Nov 93  $44,218                      $43,293
Dec 93  $44,814                      $43,759
Jan 94  $45,738                      $44,676
Feb 94  $45,654                      $44,469
Mar 94  $43,895                      $42,870
Apr 94  $43,476                      $42,433
May 94  $43,809                      $42,509
Jun 94  $44,055                      $42,580
Jul 94  $44,096                      $43,039
Aug 94  $44,388                      $43,320
Sep 94  $44,584                      $43,243
Oct 94  $44,661                      $43,293
Nov 94  $44,339                      $42,904
Dec 94  $44,659                      $43,403
Jan 95  $45,237                      $44,064
Feb 95  $46,610                      $45,482
Mar 95  $46,900                      $45,956
Apr 95  $47,846                      $46,976
May 95  $48,799                      $48,369
Jun 95  $48,950                      $48,725
Jul 95  $49,803                      $49,268
Aug 95  $50,008                      $49,607
Sep 95  $50,628                      $50,177
Oct 95  $51,202                      $50,553
Nov 95  $51,307                      $51,000
Dec 95  $51,784                      $51,752
Jan 96  $52,746                      $52,492
Feb 96  $52,989                      $52,767
Mar 96  $52,609                      $52,548
Apr 96  $53,047                      $52,519
May 96  $53,377                      $52,823
Jun 96  $53,655                      $53,270
Jul 96  $54,172                      $53,673
Aug 96  $54,918                      $54,125
Sep 96  $56,010                      $55,288
Oct 96  $56,281                      $55,902
Nov 96  $57,131                      $56,939
Dec 96  $57,976                      $57,366
Jan 97  $58,473                      $57,804
Feb 97  $59,490                      $58,723
Mar 97  $58,792                      $58,253
Apr 97  $59,226                      $58,742
May 97  $60,702                      $59,860
Jun 97  $61,218                      $60,816
Jul 97  $62,548                      $62,152
Aug 97  $62,594                      $62,231
Sep 97  $63,635                      $63,202
Oct 97  $63,743                      $63,737
Nov 97  $64,358                      $64,234
Dec 97  $65,102                      $64,882
Jan 98  $66,257                      $65,880
Feb 98  $66,634                      $66,408
Mar 98  $67,080                      $67,049
Apr 98  $67,196                      $67,438
May 98  $67,364                      $67,850
Jun 98  $67,736                      $68,151
Jul 98  $68,008                      $68,590
Aug 98  $65,198                      $64,822
Sep 98  $65,819                      $65,340
Oct 98  $64,496                      $64,565
Nov 98  $66,651                      $67,387
Dec 98  $66,581                      $67,339
Jan 99  $67,665                      $68,204
Feb 99  $67,611                      $67,598
Mar 99  $68,565                      $68,018
Apr 99  $69,453                      $69,170
May 99  $68,377                      $68,287
Jun 99  $68,469                      $68,079
Jul 99  $68,580                      $68,211
Aug 99  $67,798                      $67,399
Sep 99  $67,348                      $66,907
Oct 99  $67,460                      $66,367
Nov 99  $68,565                      $67,395
Dec 99  $69,449                      $67,902
Jan 00  $68,635                      $67,266
Feb 00  $69,300                      $67,268
Mar 00  $67,526                      $65,992
Apr 00  $67,963                      $66,311
May 00  $67,281                      $65,516
Jun 00  $68,374                      $66,818
Jul 00  $68,823                      $67,633
Aug 00  $69,029                      $68,329
Sep 00  $68,156                      $67,735
Oct 00  $66,267                      $65,921
Nov 00  $63,556                      $63,674
Dec 00  $64,710                      $64,910
Jan 01  $68,119                      $69,044
Feb 01  $68,684                      $69,885
Mar 01  $67,412                      $69,030
Apr 01  $66,925                      $68,257
May 01  $67,862                      $69,390
Jun 01  $66,737                      $67,865
Jul 01  $67,600                      $69,134
Aug 01  $68,379                      $70,084
Sep 01  $63,805                      $65,432
Oct 01  $65,345                      $67,305

VALUE OF $25,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 2/1/89

                   TCW Galileo High Yield Bond Fund - Class N

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
(1.51)%                                  (1.39)%

         FUND   SALOMON HI YLD CASH PAY
MAR 99  $2,028                   $2,012
APR 99  $2,054                   $2,047
MAY 99  $2,024                   $2,020
JUN 99  $2,025                   $2,014
JUL 99  $2,028                   $2,018
AUG 99  $2,005                   $1,994
SEP 99  $1,992                   $1,980
OCT 99  $1,993                   $1,964
NOV 99  $2,025                   $1,994
DEC 99  $2,051                   $2,009
JAN 00  $2,030                   $1,990
FEB 00  $2,047                   $1,990
MAR 00  $1,995                   $1,953
APR 00  $2,010                   $1,962
MAY 00  $1,990                   $1,938
JUN 00  $2,022                   $1,977
JUL 00  $2,035                   $2,001
AUG 00  $2,039                   $2,022
SEP 00  $2,014                   $2,004
OCT 00  $1,956                   $1,950
NOV 00  $1,877                   $1,884
DEC 00  $1,910                   $1,920
JAN 01  $2,010                   $2,043
FEB 01  $2,027                   $2,068
MAR 01  $1,989                   $2,042
APR 01  $1,973                   $2,020
MAY 01  $2,000                   $2,053
JUN 01  $1,967                   $2,008
JUL 01  $1,992                   $2,045
AUG 01  $2,018                   $2,074
SEP 01  $1,881                   $1,936
OCT 01  $1,926                   $1,991

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Mortgage-Backed Securities Fund (the "Fund") earned a total rate of return of 8.16% for the fiscal year ended October 31, 2001. The return for the Fund's benchmark, Salomon Brothers 1-Year Treasury Index, was 8.46% for the same period.

The Federal Reserve has implemented 10 rate cuts in the last 10 months, lowering its target interest rate by 450 basis points due to the pronounced slowdown in the U.S. economy. The Fed Funds rate currently stands at 2.00%, its lowest level since September 1961. Equity market losses and more recently, terrorist attacks and concerns about the war in Afghanistan have also driven Treasury yields lower. Yields on 3 and 6 month Treasuries fell approximately 400 basis points over the past 12 months and the 2-year U.S. Treasury is down 349 basis points. The rate declines in the longer maturities have been less pronounced but remain significant. The yield on the 10-year U.S. Treasury fell 152 basis points since last October to its close of 4.23% on October 31, 2001, while the yield on the 30-year U.S. Treasury fell 91 basis points to 4.87%.

Just as the U.S. economy appeared to be rebounding from its slowest period of growth in a decade, the September 11 terrorist attacks brought economic activity temporarily to a halt. The Federal Reserve Bank's commitment to stabilizing financial markets was swiftly demonstrated by its 50 basis point rate cut and unprecedented increase in temporary reserves. Many analysts predicted that the U.S. economy would suffer a recession as a result of these attacks. Indeed, much of the data on the economy since the terrorist attacks has been weak. Consumer confidence and spending have declined while layoffs and unemployment have risen. Some analysts have expressed concern about the effectiveness of monetary policy in an environment of plunging business and consumer confidence, but most economists are forecasting one of the smallest recessions since World War II and expect the economy to recover by early 2002.

The U.S. Treasury Department's surprise announcement that it would no longer issue long bonds led to substantial declines in the yields of long Treasury bonds on the final day of October. Mortgage rates have not fallen as much or as fast as treasury rates, but mortgage rates have hit record lows. As a result, refinancing activity in the mortgage sector has soared to record highs and is expected to remain high as long as rates stay close to current levels. In spite of the sharp increase in prepayment risk, demand for mortgage product has been strong. As overall credit conditions have softened, investors have found value in the high credit quality and liquidity of mortgage product. Discount securities, well-structured CMOs and other call-protected assets performed well as interest rates fell.

Although the mortgage sector is in the midst of the largest refinancing wave on record, several favorable trends support a positive outlook on performance in the coming months. Spreads between mortgages and treasuries are still above historic norms, enhancing expected returns in both rising and falling interest rate environments. Additionally, the steeper yield curve rewards investors with wider spreads relative to treasuries as the average lives of mortgage securities shorten due to prepayments. Demand for mortgage product, particularly from the banking industry, is expected to remain high and CMO issuance has been reported at record levels. Our investment strategy continues to emphasize call protection as a means of reducing exposure to prepayment rate and reinvestment rate risk. As always, the vast majority of our holdings have been issued by the U.S. Government and its agencies and instrumentalities. These factors underlie our positive outlook for the mortgage sector over the next few months.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                  TCW Galileo Mortgage-Backed Securities Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  10-Year  Since Inception
8.16%                                6.57%   6.23%    6.11%            6.73%

         FUND    SALOMON 1 YR TREASURY
Feb 90  $25,150                $25,151
Mar 90  $25,351                $25,279
Apr 90  $25,579                $25,408
May 90  $25,759                $25,663
Jun 90  $25,990                $25,878
Jul 90  $26,172                $26,124
Aug 90  $26,356                $26,272
Sep 90  $26,540                $26,454
Oct 90  $26,752                $26,695
Nov 90  $26,993                $26,870
Dec 90  $27,236                $27,139
Jan 91  $27,481                $27,365
Feb 91  $27,701                $27,522
Mar 91  $27,923                $27,721
Apr 91  $28,118                $27,922
May 91  $28,315                $28,046
Jun 91  $28,541                $28,161
Jul 91  $28,798                $28,349
Aug 91  $29,086                $28,604
Sep 91  $29,406                $28,803
Oct 91  $29,700                $29,025
Nov 91  $29,908                $29,253
Dec 91  $30,267                $29,514
Jan 92  $30,418                $29,589
Feb 92  $30,616                $29,670
Mar 92  $30,732                $29,736
Apr 92  $30,886                $29,912
May 92  $31,071                $30,057
Jun 92  $31,304                $30,207
Jul 92  $31,445                $30,428
Aug 92  $31,618                $30,581
Sep 92  $31,792                $30,778
Oct 92  $31,824                $30,747
Nov 92  $31,967                $30,765
Dec 92  $32,159                $30,936
Jan 93  $32,297                $31,099
Feb 93  $32,368                $31,208
Mar 93  $32,627                $31,304
Apr 93  $32,854                $31,415
May 93  $32,854                $31,415
Jun 93  $33,076                $31,560
Jul 93  $32,952                $31,645
Aug 93  $33,193                $31,788
Sep 93  $33,376                $31,880
Oct 93  $33,460                $31,950
Nov 93  $33,443                $32,009
Dec 93  $33,629                $32,121
Jan 94  $33,714                $32,252
Feb 94  $33,697                $32,219
Mar 94  $33,576                $32,218
Apr 94  $33,213                $32,191
May 94  $33,161                $32,254
Jun 94  $33,179                $32,366
Jul 94  $33,477                $32,570
Aug 94  $33,538                $32,679
Sep 94  $33,317                $32,733
Oct 94  $33,424                $32,866
Nov 94  $33,264                $32,847
Dec 94  $33,480                $32,965
Jan 95  $33,896                $33,296
Feb 95  $34,242                $33,588
Mar 95  $34,607                $33,786
Apr 95  $34,902                $34,019
May 95  $35,421                $34,322
Jun 95  $35,757                $34,522
Jul 95  $35,983                $34,691
Aug 95  $36,210                $34,860
Sep 95  $36,552                $35,014
Oct 95  $36,820                $35,210
Nov 95  $37,050                $35,422
Dec 95  $37,356                $35,631
Jan 96  $37,609                $35,861
Feb 96  $37,785                $35,903
Mar 96  $37,923                $36,017
Apr 96  $38,101                $36,140
May 96  $38,340                $36,288
Jun 96  $38,660                $36,489
Jul 96  $38,901                $36,629
Aug 96  $39,063                $36,807
Sep 96  $39,348                $37,054
Oct 96  $39,715                $37,335
Nov 96  $39,880                $37,526
Dec 96  $40,087                $37,654
Jan 97  $40,294                $37,840
Feb 97  $40,503                $37,978
Mar 97  $40,629                $38,079
Apr 97  $40,924                $38,312
May 97  $41,263                $38,553
Jun 97  $41,476                $38,781
Jul 97  $41,904                $39,061
Aug 97  $41,947                $39,198
Sep 97  $42,207                $39,410
Oct 97  $42,381                $39,631
Nov 97  $42,555                $39,767
Dec 97  $42,819                $39,956
Jan 98  $42,940                $40,221
Feb 98  $43,018                $40,329
Mar 98  $43,274                $40,530
Apr 98  $43,487                $40,716
May 98  $43,611                $40,895
Jun 98  $43,826                $41,089
Jul 98  $43,883                $41,289
Aug 98  $44,157                $41,621
Sep 98  $44,432                $41,950
Oct 98  $44,386                $42,172
Nov 98  $44,386                $42,178
Dec 98  $44,571                $42,310
Jan 99  $44,898                $42,473
Feb 99  $45,038                $42,520
Mar 99  $45,414                $42,783
Apr 99  $45,508                $42,939
May 99  $45,744                $43,059
Jun 99  $45,863                $43,264
Jul 99  $46,054                $43,454
Aug 99  $46,258                $43,582
Sep 99  $46,560                $43,806
Oct 99  $46,766                $43,922
Nov 99  $46,925                $44,012
Dec 99  $47,072                $44,110
Jan 00  $47,158                $44,220
Feb 00  $47,492                $44,440
Mar 00  $47,777                $44,646
Apr 00  $48,015                $44,905
May 00  $48,103                $45,070
Jun 00  $48,443                $45,423
Jul 00  $48,735                $45,689
Aug 00  $49,130                $45,967
Sep 00  $49,425                $46,239
Oct 00  $49,670                $46,464
Nov 00  $50,122                $46,784
Dec 00  $50,525                $47,243
Jan 01  $50,982                $47,785
Feb 01  $51,337                $48,027
Mar 01  $51,693                $48,374
Apr 01  $51,865                $48,595
May 01  $52,091                $48,875
Jun 01  $52,372                $49,007
Jul 01  $52,654                $49,353
Aug 01  $52,883                $49,569
Sep 01  $53,276                $50,076
Oct 01  $53,725                $50,395

VALUE OF $25,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 2/1/90

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO TOTAL RETURN MORTGAGE BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Total Return Mortgage-Backed Securities Fund (the "Fund") earned a total rate of return of 14.78% for the fiscal year ended October 31, 2001 on its I Class shares. The Lehman Mortgage-Backed Securities Index returned 13.08% for the same period. For the N Class shares, the return was 14.45%. The performance of the Fund's two classes varies because of differing expenses.

The Federal Reserve has implemented 10 rate cuts in the last 10 months, lowering its target interest rate by 450 basis points due to the pronounced slowdown in the U.S. economy. The Fed Funds rate currently stands at 2.00%, its lowest level since September 1961. Equity market losses and more recently, terrorist attacks and concerns about the war in Afghanistan have also driven Treasury yields lower. Yields on 3 and 6 month Treasuries fell approximately 400 basis points over the past 12 months and the 2-year U.S. Treasury is down 349 basis points. The rate declines in the longer maturities have been less pronounced but remain significant. The yield on the 10-year U.S. Treasury fell 152 basis points since last October to its close of 4.23% on October 31, 2001, while the yield on the 30-year U.S. Treasury fell 91 basis points to 4.87%.

Just as the U.S. economy appeared to be rebounding from its slowest period of growth in a decade, the September 11 terrorist attacks brought economic activity temporarily to a halt. The Federal Reserve Bank's commitment to stabilizing financial markets was swiftly demonstrated by its 50 basis point rate cut and unprecedented increase in temporary reserves. Many analysts predicted that the U.S. economy would suffer a recession as a result of these attacks. Indeed, much of the data on the economy since the terrorist attacks has been weak. Consumer confidence and spending have declined while layoffs and unemployment have risen. Some analysts have expressed concern about the effectiveness of monetary policy in an environment of plunging business and consumer confidence, but most economists are forecasting one of the smallest recessions since World War II and expect the economy to recover by early 2002.

The U.S. Treasury Department's surprise announcement that it would no longer issue long bonds led to substantial declines in the yields of long Treasury bonds on the final day of October. Mortgage rates have not fallen as much or as fast as treasury rates, but mortgage rates have hit record lows. As a result, refinancing activity in the mortgage sector has soared to record highs and is expected to remain high as long as rates stay close to current levels. In spite of the sharp increase in prepayment risk, demand for mortgage product has been strong. As overall credit conditions have softened, investors have found value in the high credit quality and liquidity of mortgage product. Discount securities, well-structured CMOs and other call-protected assets performed well as interest rates fell.

Although the mortgage sector is in the midst of the largest refinancing wave on record, several favorable trends support a positive outlook on performance in the coming months. Spreads between mortgages and treasuries are still above historic norms, enhancing expected returns in both rising and falling interest rate environments. Additionally, the steeper yield curve rewards investors with wider spreads relative to treasuries as the average lives of mortgage securities shorten due to prepayments. Demand for mortgage product, particularly from the banking industry, is expected to remain high and CMO issuance has been reported at record levels. Our investment strategy continues to emphasize call protection as a means of reducing exposure to prepayment rate and reinvestment rate risk. As always, the vast majority of our holdings have been issued by the U.S. Government and its agencies and instrumentalities. These factors underlie our positive outlook for the mortgage sector over the next few months.

TCW GALILEO TOTAL RETURN MORTGAGE BACKED SECURITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

       TCW Galileo Total Return Mortgage-Backed Securities Fund - Class I

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           3-Year  5-Year  Since Inception
14.78%                            7.60%   8.52%            7.51%

         FUND    LEHMAN MORTGAGE BACKED SECURITIES
Jun 93  $25,000                            $25,095
Jul 93  $25,025                            $25,195
Aug 93  $25,351                            $25,314
Sep 93  $25,616                            $25,336
Oct 93  $25,730                            $25,409
Nov 93  $25,717                            $25,359
Dec 93  $25,877                            $25,565
Jan 94  $26,082                            $25,818
Feb 94  $26,147                            $25,638
Mar 94  $25,433                            $24,971
Apr 94  $24,376                            $24,787
May 94  $24,441                            $24,885
Jun 94  $24,216                            $24,831
Jul 94  $24,628                            $25,328
Aug 94  $24,775                            $25,408
Sep 94  $24,331                            $25,046
Oct 94  $24,223                            $25,032
Nov 94  $23,952                            $24,954
Dec 94  $24,277                            $25,153
Jan 95  $24,596                            $25,691
Feb 95  $25,338                            $26,347
Mar 95  $25,535                            $26,471
Apr 95  $25,904                            $26,847
May 95  $27,073                            $27,694
Jun 95  $27,274                            $27,851
Jul 95  $27,129                            $27,899
Aug 95  $27,391                            $28,188
Sep 95  $27,801                            $28,436
Oct 95  $28,302                            $28,689
Nov 95  $28,805                            $29,017
Dec 95  $29,327                            $29,379
Jan 96  $29,522                            $29,601
Feb 96  $28,904                            $29,355
Mar 96  $28,722                            $29,249
Apr 96  $28,539                            $29,166
May 96  $28,631                            $29,081
Jun 96  $29,095                            $29,482
Jul 96  $29,126                            $29,590
Aug 96  $29,095                            $29,589
Sep 96  $29,725                            $30,085
Oct 96  $30,477                            $30,675
Nov 96  $31,131                            $31,114
Dec 96  $30,818                            $30,951
Jan 97  $30,858                            $31,181
Feb 97  $30,899                            $31,285
Mar 97  $30,646                            $30,991
Apr 97  $31,113                            $31,485
May 97  $31,393                            $31,793
Jun 97  $31,907                            $32,164
Jul 97  $33,125                            $32,770
Aug 97  $32,672                            $32,692
Sep 97  $33,399                            $33,106
Oct 97  $34,031                            $33,473
Nov 97  $34,116                            $33,583
Dec 97  $34,495                            $33,889
Jan 98  $34,846                            $34,227
Feb 98  $34,634                            $34,299
Mar 98  $34,883                            $34,444
Apr 98  $35,026                            $34,639
May 98  $35,459                            $34,869
Jun 98  $35,714                            $35,036
Jul 98  $35,769                            $35,213
Aug 98  $36,672                            $35,533
Sep 98  $37,174                            $35,962
Oct 98  $36,820                            $35,915
Nov 98  $36,914                            $36,094
Dec 98  $36,990                            $36,247
Jan 99  $37,125                            $36,505
Feb 99  $36,795                            $36,361
Mar 99  $37,088                            $36,605
Apr 99  $37,305                            $36,774
May 99  $36,968                            $36,574
Jun 99  $36,758                            $36,440
Jul 99  $36,617                            $36,193
Aug 99  $36,546                            $36,191
Sep 99  $36,923                            $36,779
Oct 99  $36,892                            $36,990
Nov 99  $36,944                            $37,011
Dec 99  $36,820                            $36,920
Jan 00  $36,528                            $36,600
Feb 00  $36,947                            $37,024
Mar 00  $37,621                            $37,429
Apr 00  $37,367                            $37,455
May 00  $37,239                            $37,472
Jun 00  $38,182                            $38,273
Jul 00  $38,397                            $38,519
Aug 00  $39,221                            $39,103
Sep 00  $39,613                            $39,508
Oct 00  $39,963                            $39,792
Nov 00  $40,668                            $40,391
Dec 00  $41,820                            $41,041
Jan 01  $42,265                            $41,680
Feb 01  $42,713                            $41,919
Mar 01  $42,848                            $42,162
Apr 01  $42,599                            $42,221
May 01  $42,939                            $42,500
Jun 01  $43,145                            $42,591
Jul 01  $44,040                            $43,347
Aug 01  $44,478                            $43,730
Sep 01  $45,289                            $44,385
Oct 01  $45,870                            $44,999

VALUE OF $25,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/17/93

       TCW Galileo Total Return Mortgage-Backed Securities Fund - Class N

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
14.45%                                     7.97%

         FUND   LEHMAN MTG BACKED SEC
MAR 99  $2,019                 $2,013
APR 99  $2,030                 $2,023
MAY 99  $2,006                 $2,012
JUN 99  $1,987                 $2,004
JUL 99  $1,970                 $1,991
AUG 99  $1,966                 $1,991
SEP 99  $1,986                 $2,023
OCT 99  $1,984                 $2,035
NOV 99  $1,985                 $2,036
DEC 99  $1,978                 $2,031
JAN 00  $1,963                 $2,013
FEB 00  $1,985                 $2,036
MAR 00  $2,022                 $2,059
APR 00  $2,007                 $2,060
MAY 00  $1,998                 $2,061
JUN 00  $2,051                 $2,105
JUL 00  $2,060                 $2,119
AUG 00  $2,106                 $2,151
SEP 00  $2,124                 $2,173
OCT 00  $2,144                 $2,189
NOV 00  $2,186                 $2,222
DEC 00  $2,248                 $2,257
JAN 01  $2,269                 $2,293
FEB 01  $2,294                 $2,306
MAR 01  $2,299                 $2,319
APR 01  $2,286                 $2,322
MAY 01  $2,301                 $2,338
JUN 01  $2,315                 $2,343
JUL 01  $2,361                 $2,384
AUG 01  $2,384                 $2,405
SEP 01  $2,427                 $2,441
OCT 01  $2,454                 $2,475

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

TCW GALILEO MONEY MARKET FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT      FIXED INCOME SECURITIES                      VALUE
--------------  -----------------------                   ------------

                AGENCY SECURITIES (17.4% OF NET ASSETS)
$   10,000,000  Federal Home Loan Mortgage Corp.,
                  2.348%, due 08/20/02                    $  9,997,741
    12,600,000  Federal Home Loan Mortgage Corp., 2.46%,
                  due 11/01/01                              12,600,000
    15,000,000  Federal Home Loan Mortgage Corp., 3.9%,
                  due 08/13/02                              15,000,000
     5,000,000  Student Loan Marketing Association,
                  2.684%, due 03/20/02                       4,998,736
     6,500,000  Student Loan Marketing Association,
                  2.704%, due 03/13/02                       6,500,000
     8,000,000  Student Loan Marketing Association,
                  2.714%, due 02/22/02                       8,001,144
                                                          ------------
                TOTAL AGENCY SECURITIES (COST:
                  $57,097,621)                              57,097,621
                                                          ------------
                COMMERCIAL PAPER (65.5%)
    10,000,000  American Express Credit Corp., 2.46%,
                  due 11/06/01                               9,996,583
    10,000,000  Barclays US Funding Corp., 2.49%, due
                  11/02/01                                   9,999,308
    10,000,000  BMW US Capital Corp., 2.62%, due
                  11/01/01                                  10,000,000
    10,000,000  Ciesco L.P., 2.24%, due 12/03/01             9,980,089
    10,000,000  CIT Group, Inc., 2.35%, due 11/08/01         9,995,431
     2,800,000  Coca-Cola Enterprises, Inc., 2.44%, due
                  11/06/01                                   2,799,051
     5,000,000  Coca-Cola Enterprises, Inc., 2.45%, due
                  11/06/01                                   4,998,299
    10,000,000  Deutsche Bank, 2.495%, due 11/07/01          9,995,842
    10,000,000  Dresdner US Finance, Inc., 2.49%, due
                  11/05/01                                   9,997,233
    10,000,000  Household Finance Corp., 2.48%, due
                  11/01/01                                  10,000,000
     7,900,000  Illinois Tool Works, Inc., 2.44%, due
                  11/13/01                                   7,893,575
     5,000,000  May Department Stores Co., 2.45%, due
                  11/02/01                                   4,999,660
    10,000,000  Merck & Co., Inc., 2.45%, due 11/07/01       9,995,917
    10,000,000  Metlife Funding Corp., 2.32%, due
                  11/19/01                                   9,988,400
    10,000,000  Paccar Financial Corp., 2.48%, due
                  11/01/01                                  10,000,000
     2,900,000  Pacific Life Insurance Co., 2.43%, due
                  11/05/01                                   2,899,217
    10,000,000  Pacific Life Insurance Co., 2.45%, due
                  11/05/01                                   9,997,278
    10,000,000  Pitney Bowes, Inc., 2.43%, due 11/07/01      9,995,950
    15,000,000  Prudential Funding Corp., 2.5%, due
                  11/01/01                                  15,000,000
    11,600,000  Schering Corp., 2.35%, due 11/14/01         11,590,156
    15,000,000  UBS Finance, Inc., 2.65%, due 11/01/01      15,000,000
     5,000,000  USAA Capital Corp., 2.42%, due 11/06/01      4,998,319
     5,150,000  USAA Capital Corp., 2.47%, due 11/01/01      5,150,000
    10,000,000  Verizon Network Funding, Inc., 2.47%,
                  due 11/02/01                               9,999,314
                                                          ------------
                TOTAL COMMERCIAL PAPER (COST:
                  $215,269,622)                            215,269,622
                                                          ------------
                CORPORATE FIXED INCOME SECURITIES
                  (22.7%)
     5,000,000  Associates Corp. of North America, 5.5%,
                  due 02/15/02                               5,002,494
     5,000,000  Associates Corp. of North America,
                  5.875%, due 07/15/02                       5,069,486
     9,000,000  Bank of America Corp., 7.35%, due
                  04/03/02                                   9,105,967

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

TCW GALILEO MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                CORPORATE FIXED INCOME SECURITIES
                (CONTINUED)
$    6,460,000  General Electric Capital Corp., 6.52%,
                  due 10/08/02                            $  6,673,317
     8,000,000  Goldman Sachs Group, Inc., 2.61%, due
                  01/14/02                                   8,002,940
     3,000,000  Heller Financial, Inc., 6.5%, due
                  07/22/02                                   3,090,079
     4,750,000  International Lease Finance Corp., 5.6%,
                  due 11/02/01                               4,750,080
     5,000,000  International Lease Finance Corp.,
                  6.375%, due 02/15/02                       5,032,106
     2,500,000  Merrill Lynch & Co., Inc., 5.71%, due
                  01/15/02                                   2,506,047
     5,000,000  Merrill Lynch & Co., Inc., 7.57%, due
                  11/09/01                                   5,001,003
     2,000,000  Morgan Stanley Dean Witter & Co.,
                  6.375%, due 08/01/02                       2,036,197
     5,000,000  Paccar Financial Corp., 5.33%, due
                  01/28/02                                   5,010,202
     4,500,000  Toyota Motor Credit Corp., 6.83%, due
                  09/13/02                                   4,659,572
     8,602,000  Wells Fargo & Co., 6.5%, due 09/03/02        8,795,934
                                                          ------------
                TOTAL CORPORATE FIXED INCOME SECURITIES
                  (COST: $74,735,424)                       74,735,424
                                                          ------------
                TOTAL FIXED INCOME SECURITIES
                  (COST: $347,102,667) (105.6%)            347,102,667
                                                          ------------

                SHORT-TERM INVESTMENTS (COST: $38,709) (0.0%)
                ---------------------------------------------
        38,709  Investors Bank & Trust Depository Reserve,
                  1.35%, due 11/01/01                                38,709
                                                               ------------
                TOTAL INVESTMENTS (COST: $347,141,376)
                  (105.6%)                                      347,141,376
                LIABILITIES IN EXCESS OF OTHER ASSETS (-5.6%)   (18,384,776)
                                                               ------------
                NET ASSETS (100.0%)                            $328,756,600
                                                               ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT      FIXED INCOME SECURITIES                      VALUE
--------------  -----------------------                   -----------
                CORPORATE BONDS
                AEROSPACE/DEFENSE (1.1% OF NET ASSETS)
$       50,000  BE Aerospace, Inc., 8%, due 03/01/08      $    37,500
        75,000  BE Aerospace, Inc., 9.5%, due 11/01/08         58,875+
       300,000  Lockheed Martin Corp., 8.2%, due
                  12/01/09                                    346,791
        55,000  Sequa Corp., 8.875%, due 04/01/08              48,400
       250,000  United Technologies Corp., 6.625%, due
                  11/15/04                                    268,627
                                                          -----------
                TOTAL AEROSPACE/DEFENSE                       760,193
                                                          -----------
                AUTOMOTIVE (0.7%)
        50,000  Dana Corp., (144A), 9%, due 08/15/11           43,500*+
       300,000  General Motors Acceptance Corp., 7.5%,
                  due 07/15/05                                314,766
        35,000  Hayes Lemmerz International, Inc.,
                  8.25%, due 12/15/08                             700
        10,000  Hayes Wheels, Inc., Sr. Sub. Notes, 11%,
                  due 07/15/06                                    200
       100,000  Navistar International Corp., 9.375%,
                  due 06/01/06                                 99,000
                                                          -----------
                TOTAL AUTOMOTIVE                              458,166
                                                          -----------
                BANKING & FINANCIAL SERVICES (6.6%)
       200,000  Associates Corp. of North America,
                  5.75%, due 11/01/03                         208,622
       300,000  Equity Office Properties Trust, 7%, due
                  07/15/11                                    310,497
        25,000  Finova Group, Inc., 7.5%, due 11/15/09          9,250
       300,000  First Union National Bank, 7.8%, due
                  08/18/10                                    336,507
       400,000  FleetBoston Financial Corp., 7.25%, due
                  09/15/05                                    433,824
       300,000  Ford Motor Credit Corp., 7.875%, due
                  06/15/10                                    317,604
        50,000  Forest City Enterprises, Inc., 8.5%, due
                  03/15/08                                     49,000
       400,000  Goldman Sachs Group, Inc., 6.65%, due
                  05/15/09                                    419,104
       500,000  Household Finance Corp., 6.875%, due
                  03/01/03                                    521,150
       500,000  International Lease Finance Corp.,
                  6.75%, due 11/03/03                         524,535
       200,000  Lehman Brothers Holdings, Inc., 6.25%,
                  due 05/15/06                                209,512
        40,000  Meditrust Corp., 7%, due 08/15/07              34,800
       100,000  Morgan Stanley Dean Witter & Co.,
                  5.625%, due 01/20/04                        104,024
       200,000  Morgan Stanley Dean Witter & Co., 7.75%,
                  due 06/15/05                                220,162
       100,000  Sovereign Bancorp, Inc., 8.625%, due
                  03/15/04                                    103,253
       200,000  Washington Mutual, Inc., 6.25%, due
                  05/15/06                                    210,916
       200,000  Washington Mutual, Inc., 7.5%, due
                  08/15/06                                    221,344
       200,000  Wells Fargo & Co., 7.2%, due 05/01/03         211,974
                                                          -----------
                TOTAL BANKING & FINANCIAL SERVICES          4,446,078
                                                          -----------
                BEVERAGES, FOOD & TOBACCO (0.1%)
        50,000  Dean Foods Co., 8.15%, due 08/01/07            50,250
                                                          -----------
                BUILDING MATERIALS (0.1%)
        50,000  Juno Lighting, Inc., 11.875%, due
                  07/01/09                                     45,500
                                                          -----------
                CHEMICALS (1.5%)
        25,000  Acetex Corp., (144A), 10.875%, due
                  08/01/09                                     23,000*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                CHEMICALS (CONTINUED)
$      300,000  Dow Chemical Co., 6.125%, due 02/01/11    $   310,422
       500,000  Dupont (E.l.) de Nemours & Co., 6.875%,
                  due 10/15/09                                554,400
        20,000  ISP Chemco, (144A), 10.25%, due 07/01/11       20,200*
        50,000  ISP Holdings, Inc., 9%, due 10/15/03           50,000
        50,000  Noveon, Inc., 11%, due 02/28/11                49,250
        10,000  Polymer Group, Inc., 8.75%, due 03/01/08        3,900
                                                          -----------
                TOTAL CHEMICALS                             1,011,172
                                                          -----------
                COMMERCIAL SERVICES (1.0%)
       100,000  Allied Waste Industries, Inc., 8.875%,
                  due 04/01/08                                101,500
       200,000  National Rural Utilities Corp., 6%, due
                  05/15/06                                    210,150
        75,000  Omnicare, Inc., 8.125%, due 03/15/11           79,687
        25,000  Service Corp. International, 6.3%, due
                  03/15/20                                     24,250
        50,000  Service Corp. International, 6.875%, due
                  10/01/07                                     45,250
       150,000  Stericycle, Inc., 12.375%, due 11/15/09       166,500+
        25,000  United Rentals, Inc., (144A), 10.75%,
                  due 04/15/08                                 26,250*
                                                          -----------
                TOTAL COMMERCIAL SERVICES                     653,587
                                                          -----------
                COMPUTER SERVICES (0.4%)
        75,000  Anteon Corp., 12%, due 05/15/09                78,000
       200,000  Hewlett-Packard Co., 7.15%, due 06/15/05      214,230
                                                          -----------
                TOTAL COMPUTER SERVICES                       292,230
                                                          -----------
                CONSTRUCTION (0.6%)
        90,000  Atrium Companies, Inc., 10.5%, due
                  05/01/09                                     74,250
       200,000  General Electric Global Insurance Corp.,
                  7%, due 02/15/26                            214,396
        50,000  Hovnanian Enterprises, Inc., 9.75%, due
                  06/01/05                                     49,000
        25,000  Hovnanian Enterprises, Inc., 10.5%, due
                  10/01/07                                     25,500
        25,000  Lennar Corp., 9.95%, due 05/01/10              27,000
        25,000  Standard Pacific Corp., 9.5%, due
                  09/15/10                                     24,500
                                                          -----------
                TOTAL CONSTRUCTION                            414,646
                                                          -----------
                CONTAINERS & PACKAGING (0.5%)
        50,000  BWAY Corp., 10.25%, due 04/15/07               48,500
       125,000  Consolidated Container Companies, LLC,
                  10.125%, due 07/15/09                       116,250+
        25,000  Huntsman Packaging Corp., 13%, due
                  06/01/10                                     21,750
        25,000  Plastipak Holdings, Inc., (144A),
                  10.75%, due 09/01/11                         26,000*
       125,000  U.S. Can Corp., 12.375%, due 10/01/10         109,375
                                                          -----------
                TOTAL CONTAINERS & PACKAGING                  321,875
                                                          -----------
                ELECTRONICS (0.2%)
        25,000  Amkor Technologies, Inc., 9.25%, due
                  05/01/06                                     21,500
        75,000  Fairchild Semiconductor Corp., 10.5%,
                  due 02/01/09                                 76,500
        50,000  USI American Holdings, Inc., 7.25%, due
                  12/01/06                                     36,000
        80,000  Viasystems, Inc., 9.75%, due 06/01/07          20,000+
                                                          -----------
                TOTAL ELECTRONICS                             154,000
                                                          -----------
                ENERGY & OIL SERVICES (1.8%)
       500,000  Anadarko Petroleum Corp., 7.2%, due
                  03/15/29                                    506,530

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                ENERGY & OIL SERVICES (CONTINUED)
$      100,000  Chesapeake Energy Corp., 8.125%, due
                  04/01/11                                $    97,500
       300,000  Coastal Corp., 6.95%, due 06/01/28            287,049
       100,000  Forest Oil Corp., 10.5%, due 01/15/06         105,000
        40,000  P&L Coal Holdings Corp., 9.625%, due
                  05/15/08                                     42,800
        25,000  Pennzoil-Quaker State Co., (144A), 10%,
                  due 11/01/08                                 25,312*
       125,000  Pride International, Inc., 10%, due
                  06/01/09                                    132,500
        25,000  Westport Resources Corp., (144A), 8.25%,
                  due 11/01/11                                 25,500*
                                                          -----------
                TOTAL ENERGY & OIL SERVICES                 1,222,191
                                                          -----------
                ENTERTAINMENT & LEISURE (1.6%)
        50,000  Extended Stay America, Inc., 9.875%, due
                  06/15/11                                     48,250
       120,000  Hard Rock Hotel, Inc., 9.25%, due
                  04/01/05                                    108,000
       150,000  Horseshoe Gaming Holdings, 8.625%, due
                  05/15/09                                    151,500
        50,000  International Game Technology, Inc.,
                  8.375%, due 05/15/09                         52,500
       150,000  Park Place Entertainment, Inc., 9.375%,
                  due 02/15/07                                150,750
       100,000  Six Flags, Inc., 9.5%, due 02/01/09           100,000
        75,000  Travel Centers of America, Inc., 12.75%,
                  due 05/01/09                                 76,500
       250,000  Trump Atlantic City Associates, 11.25%,
                  due 05/01/06                                140,000+
       250,000  Viacom, Inc., 7.7%, due 07/30/10              278,070
                                                          -----------
                TOTAL ENTERTAINMENT & LEISURE               1,105,570
                                                          -----------
                FOODS, HOTELS & RESTAURANTS (0.9%)
        25,000  American Restaurant Group, (144A),
                  11.5%, due 11/01/06                          23,750*
       200,000  Coca-Cola Enterprises, Inc., 5.75%, due
                  11/01/08                                    202,914
       100,000  DiGiorgio Corp., 10%, due 06/15/07             95,000
        75,000  Fleming Companies, Inc., 10.125%, due
                  04/01/08                                     78,375
        50,000  Great Atlantic & Pacific Tea Company,
                  Inc., 7.75%, due 04/15/07                    47,500
       100,000  LNR Property Corp., 10.5%, due 01/15/09        98,500
       100,000  New World Pasta Company, Inc., 9.25%,
                  due 02/15/09                                 80,000
                                                          -----------
                TOTAL FOODS, HOTELS & RESTAURANTS             626,039
                                                          -----------
                HEALTHCARE (0.6%)
        90,000  Alliance Imaging, Inc., 10.375%, due
                  04/15/11                                     96,300
        75,000  Bio-Rad Laboratories, Inc., 11.625%, due
                  02/15/07                                     83,250
        50,000  Concentra Operating Corp., 13%, due
                  08/15/09                                     53,250
        70,000  Hudson Respiratory Care, Inc., 9.125%,
                  due 04/15/08                                 31,500
        25,000  Insight Health Services Corp., (144A),
                  9.875%, due 11/01/11                         25,875*
        50,000  Magellan Health Services, Inc., (144A),
                  9.375%, due 11/15/07                         52,500*
        48,000  Unilab Finance Corp., 12.75%, due
                  10/01/09                                     54,240
                                                          -----------
                TOTAL HEALTHCARE                              396,915
                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.2%)
$       75,000  D.R. Horton, Inc., 10%, due 04/15/06      $    76,500
        50,000  Standard Pacific Corp., 8.5%, due
                  04/01/09                                     47,500
                                                          -----------
                TOTAL HOME CONSTRUCTION, FURNISHINGS &
                  APPLIANCES                                  124,000
                                                          -----------
                HOUSEHOLD PRODUCTS (0.1%)
        25,000  Home Interiors & Gifts, Inc., 10.125%,
                  due 06/01/08                                 16,250
        50,000  Playtex Products, Inc., 9.375%, due
                  06/01/11                                     52,250
                                                          -----------
                TOTAL HOUSEHOLD PRODUCTS                       68,500
                                                          -----------
                INDUSTRIAL--DIVERSIFIED (0.5%)
       300,000  Tyco International, Ltd., 5.8%, due
                  08/01/06                                    308,193
                                                          -----------
                INSURANCE (0.0%)
        30,000  Conseco, Inc., 9%, due 10/15/06                14,400
                                                          -----------
                MACHINERY (0.6%)
        90,000  AGCO Corp., 9.5%, due 05/01/08                 93,150+
       250,000  Caterpillar, Inc., 7.3%, due 05/01/31         282,932
                                                          -----------
                TOTAL MACHINERY                               376,082
                                                          -----------
                MEDIA--BROADCASTING & PUBLISHING (3.0%)
       250,000  Adelphia Communications Corp., 9.375%,
                  due 11/15/09                                226,250
       100,000  Adelphia Communications Corp., 10.25%,
                  due 06/15/11                                 91,500
        75,000  American Media Operations, Inc., 10.25%,
                  due 05/01/09                                 73,500
        50,000  Charter Communications Holdings, LLC,
                  0%, due 04/01/11                             35,250
       100,000  Charter Communications, Inc., 8.625%,
                  due 04/01/09                                 95,500
       300,000  Clear Channel Communications, Inc.,
                  7.25%, due 09/15/03                         313,554
       250,000  Comcast Cable Communications Corp.,
                  6.75%, due 01/30/11                         258,180
        50,000  CSC Holdings, Inc., 7.625%, due 04/01/11       50,324
        50,000  CSC Holdings, Inc., 8.125%, due 07/15/09       51,864
        50,000  Lin Television Corp., (144A), 8%, due
                  01/15/08                                     49,000*
        50,000  Mediacom Broadbrand, LLC, (144A), 11%,
                  due 07/15/13                                 53,000*
       100,000  Primedia, Inc., (144A), 8.875%, due
                  05/15/11                                     81,000*
       100,000  Quebecor Media, Inc., 11.125%, due
                  07/15/11                                    104,500
        75,000  Radio One, Inc., (144A), 8.875%, due
                  07/01/11                                     78,000*+
        50,000  Sinclair Broadcasting Group, Inc., 9%,
                  due 07/15/07                                 48,500
       100,000  Spanish Broadcasting System, Inc.,
                  9.625%, due 11/01/09                         94,000
        25,000  STC Broadcasting, Inc., 11%, due
                  03/15/07                                     21,000
       200,000  Time Warner Entertainment, Inc., 7.25%,
                  due 09/01/08                                211,560
       300,000  UIH Australia/Pacific, Inc., 0%, due
                  05/15/06                                     15,000
        75,000  Young Broadcasting, Inc., 10%, due
                  03/01/11                                     65,250
                                                          -----------
                TOTAL MEDIA--BROADCASTING & PUBLISHING      2,016,732
                                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                METALS (0.9%)
$      300,000  Alcoa, Inc., 7.375%, due 08/01/10         $   337,560
       175,000  International Wire Group, Inc., 11.75%,
                  due 06/01/05                                157,500
        50,000  Neenah Corp., 11.125%, due 05/01/07            28,000
        75,000  U.S. Steel Group, (144A), 10.75%, due
                  08/01/08                                     67,500*
        40,000  Wheeling Pittsburgh Corp., 9.25%, due
                  11/15/07                                      1,200**#
        25,000  Wolverine Tube, Inc., (144A), 7.375%,
                  due 08/01/08                                 23,313*
                                                          -----------
                TOTAL METALS                                  615,073
                                                          -----------
                PAPER & FOREST PRODUCTS (0.6%)
        25,000  Caraustar Industries, Inc., 9.875%, due
                  04/01/11                                     26,000
       100,000  Packaging Corp. of North America,
                  9.625%, due 04/01/09                        108,000
       150,000  Riverwood International Corp., 10.625%,
                  due 08/01/07                                157,500
       125,000  Stone Container Corp., 9.25%, due
                  02/01/08                                    130,313
                                                          -----------
                TOTAL PAPER & FOREST PRODUCTS                 421,813
                                                          -----------
                POLLUTION CONTROL (0.1%)
        75,000  Allied Waste North America, Inc.,
                  7.875%, due 01/01/09                         74,625
        50,000  Safety-Kleen Corp., 9.25%, due 05/15/09           250**#
        50,000  Safety-Kleen Services, Inc., 9.25%, due
                  06/01/08                                        250**#
                                                          -----------
                TOTAL POLLUTION CONTROL                        75,125
                                                          -----------
                REAL ESTATE (0.1%)
        50,000  Stewart Enterprises, Inc., (144A),
                  10.75%, due 07/01/08                         54,500*
                                                          -----------
                RETAIL (0.8%)
       500,000  Target Corp., 6.65%, due 08/01/28             506,190
                                                          -----------
                TELECOMMUNICATIONS (1.7%)
        75,000  Alliance Atlantis Communications Corp.,
                  13%, due 12/15/09                            78,375
        75,000  American Cellular Corp., 9.5%, due
                  10/15/09                                     75,375
        80,000  American Tower Corp., 9.375%, due
                  02/01/09                                     64,400+
        50,000  AT&T Wireless Services, Inc., 7.875%,
                  due 03/01/11                                 53,745+
       100,000  Crown Castle International Corp.,
                  10.75%, due 08/01/11                         93,000+
        50,000  Echostar Communications Corp., 10.375%,
                  due 10/01/07                                 52,250
        55,000  Insight Midwest, LP, 10.5%, due 11/01/10       58,575
       150,000  Nextel Communications, Inc., 9.375%, due
                  11/15/09                                    105,000+
       300,000  Nortel Networks Corp., 6.125%, due
                  02/15/06                                    231,000+
       100,000  Northern Telecom Capital Corp., 7.4%,
                  due 06/15/06                                 81,000
        35,000  SBA Communications Corp., 10.25%, due
                  02/01/09                                     28,175
        50,000  Spectrasite Holdings, Inc., 10.75%, due
                  03/15/10                                     29,000+
       160,000  U.S. West Capital Funding, Inc., 6.25%,
                  due 07/15/05                                162,024
                                                          -----------
                TOTAL TELECOMMUNICATIONS                    1,111,919
                                                          -----------
                TELEPHONE COMMUNICATIONS, EXC. RADIO
                  (1.1%)
       250,000  Qwest Capital Funding, Inc., 6.875%, due
                  07/15/28                                    226,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                TELEPHONE COMMUNICATIONS, EXC. RADIO
                (CONTINUED)
$      200,000  Sprint Capital Corp., 7.125%, due
                  01/30/06                                $   210,254
       325,000  WorldCom, Inc., 8.25%, due 05/15/31           330,054
                                                          -----------
                TOTAL TELEPHONE COMMUNICATIONS, EXC.
                  RADIO                                       766,783
                                                          -----------
                TRANSPORTATION (1.1%)
       300,000  American Airlines, Inc., 7.024%, due
                  10/15/09                                    308,004
       200,000  Continental Airlines, Inc., 7.056%, due
                  09/15/09                                    193,898
        75,000  Hornbeck-Leevac Marine Services, Inc.,
                  (144A), 10.625%, due 08/01/08                71,625*
       150,000  Southwest Airlines Co., 7.375%, due
                  03/01/27                                    135,750
                                                          -----------
                TOTAL TRANSPORTATION                          709,277
                                                          -----------
                UTILITIES (1.8%)
       100,000  Calpine Canada Energy Finance, LLC,
                  8.5%, due 05/01/08                          102,867
        50,000  Calpine Corp., 8.625%, due 08/15/10            52,465
       400,000  Carolina Power & Light Corp., 5.95%, due
                  03/01/09                                    403,596
        25,000  CMS Energy Corp., 7.625%, due 11/15/04         25,421
       500,000  Florida Power & Light Co., 6.875%, due
                  12/01/05                                    539,645
        75,000  TNP Enterprises, Inc., 10.25%, due
                  04/01/10                                     83,250
                                                          -----------
                TOTAL UTILITIES                             1,207,244
                                                          -----------
                TOTAL CORPORATE BONDS (COST: $20,434,614) (30.3%)
                                                           20,334,243
                                                          -----------
                ASSET BACKED SECURITIES (0.4%)
        19,467  Southern Pacific Secured Assets Corp.
                  (97-3-A4), 6.66%, due 06/25/24               19,495
       250,000  Standard Credit Card Trust (93-2-A),
                  5.95%, due 10/07/04                         263,105
                                                          -----------
                TOTAL ASSET BACKED SECURITIES (COST:
                  $266,837)                                   282,600
                                                          -----------
                COLLATERALIZED MORTGAGE OBLIGATIONS
                  (25.6%)
     1,279,743  ABN Amro Mortgage Corp. (98-4-A6),
                  6.75%, due 11/25/28 (TAC)                 1,316,136
       100,422  Bear Stearns Mortgage Securities, Inc.
                  (97-2-A2), 6.5%, due 04/28/24               105,819
       129,109  Bear Stearns Mortgage Securities, Inc.
                  (97-2-A5), 6.875%, due 01/28/24             134,072
       285,795  Citicorp Mortgage Securities (98-5-A1),
                  6.75%, due 03/25/25                         285,938
     2,746,615  Federal Home Loan Mortgage Corp.
                  (1468-ZA), 7%, due 02/15/22 (PAC)         2,994,991
        19,985  Federal Home Loan Mortgage Corp.
                  (1578-O), 7%, due 09/15/23 (PAC)             20,293
       781,000  Federal Home Loan Mortgage Corp.
                  (1588-QD), 6.5%, due 09/15/23 (PAC)         813,771
     1,000,000  Federal Home Loan Mortgage Corp.
                  (2018-H), 6.5%, due 01/15/28 (PAC)        1,039,560

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                COLLATERALIZED MORTGAGE OBLIGATIONS
                (CONTINUED)
$    1,000,000  Federal Home Loan Mortgage Corp.
                  (2061-TA), 5.25%, due 10/15/27 (PAC)    $   964,080
       500,000  Federal Home Loan Mortgage Corp.
                  (2063-PV), 6.25%, due 10/15/26 (PAC)        523,510
     2,000,000  Federal Home Loan Mortgage Corp.
                  (2151-JE), 6%, due 01/15/27               2,027,036
     3,000,000  Federal Home Loan Mortgage Corp.
                  (2227-QB), 7.5%, due 10/15/27 (PAC)       3,197,284
           561  Federal Home Loan Mortgage
                  Corp.-Government National Mortgage
                  Association (41-K), 8%, due 04/25/24
                  (TAC)                                           561
       204,586  Federal National Mortgage Association
                  (94-2-N), 6.5%, due 01/25/24 (TAC)          205,046
       129,414  Federal National Mortgage Association
                  (G3-40-ZC), 6.5%, due 12/25/23              129,923
     1,293,755  Financial Asset Securitization, Inc.
                  (97-NAM1-A4), 7.75%, due 05/25/27         1,329,446
       954,379  Norwest Asset Securities Corp.
                  (97-8-A4), 7.5%, due 06/25/27               987,427
       350,000  Residential Funding Mortgage Securities
                  I (97-S2-A7), 7%, due 12/25/27              366,075
       339,593  Residential Funding Mortgage Securities
                  I (97-S5-A2), 7.5%, due 04/25/27            347,149
       400,000  Residential Funding Mortgage Securities
                  I (98-S8-A3), 6.5%, due 04/25/28            414,000
                                                          -----------
                TOTAL COLLATERALIZED MORTGAGE
                  OBLIGATIONS (COST: $16,008,915)          17,202,117
                                                          -----------
                FOREIGN GOVERNMENT BONDS & NOTES (11.8%)
 CAD   685,000  Canada (Government of), 5%, due 09/01/04      452,162
 CAD   155,000  Canada (Government of), 5.5%, due
                  06/01/10                                    101,984
 EUR 1,535,000  Federal Republic of Germany, 5.25%, due
                  01/04/08                                  1,475,760
 EUR 1,706,000  Government of France, 5.25%, due
                  04/25/08                                  1,632,324
 EUR   160,000  Government of Portugal, 5.375%, due
                  06/23/08                                    152,917
 EUR   255,000  Hellenic Republic, 6%, due 02/19/06           247,662
 EUR    69,000  Hypothekenbk In Essen (Germany), (144A),
                  4.25%, due 07/06/09                          60,651*
 EUR   865,000  Italian Government Bond, 5%, due
                  05/01/08                                    812,217
 EUR   180,000  Kingdom of Belgium, 6.25%, due 03/28/28       179,020
 DKK   645,000  Kingdom of Denmark, 7%, due 12/15/04           84,932
 SEK 1,455,000  Kingdom of Sweden, 5%, due 01/15/04           139,661
 AUD    55,000  New South Wales Treasury Corp., 5.5%,
                  due 10/01/02                                 28,126
$      200,000  Province of Manitoba (Canada), 5.5%, due
                  10/01/08                                    209,250
       450,000  Province of Quebec (Canada), 5.5%, due
                  04/11/06                                    474,710
 EUR   210,000  Republic of Ireland, 4%, due 04/18/10         182,130
 EUR   750,000  Spain (Government of), 5.15%, due
                  07/30/09                                    704,843
$      400,000  The Dominion of New Zealand, 8.75%, due
                  12/15/06                                    478,880
 GBP   165,000  United Kingdom Treasury Strip, 7%, due
                  06/07/02                                    244,231

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
                FOREIGN GOVERNMENT BONDS & NOTES
                (CONTINUED)
$      300,000  United Mexican States Global Bond,
                  9.875%, due 02/01/10                    $   333,801
                                                          -----------
                TOTAL FOREIGN GOVERNMENT BONDS & NOTES
                  (COST: $7,974,946)                        7,995,261
                                                          -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (10.8%)
       900,000  Federal Home Loan Mortgage Corp., 5%,
                  due 02/10/06                                920,619
       600,000  Federal Home Loan Mortgage Corp., 6.25%,
                  due 10/15/02                                625,600
       500,000  Federal Home Loan Mortgage Corp., 7%,
                  due 03/15/10                                575,575
     2,500,000  Federal Home Loan Mortgage Corp., Pool
                  #C59364, 6.5%, due 10/01/31               2,571,875
       850,000  Federal National Mortgage Association,
                  6%, due 05/15/08                            921,910
     1,000,000  Federal National Mortgage Association,
                  6.625%, due 01/15/02                      1,009,400
       600,000  Student Loan Marketing Association,
                  4.75%, due 04/23/04                         623,538
                                                          -----------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST: $7,015,605)                        7,248,517
                                                          -----------
                U.S. TREASURY BONDS (5.9%)
       950,000  United States Treasury Bonds, 6.125%,
                  due 11/15/27                              1,095,464
       900,000  United States Treasury Bonds, 8%, due
                  11/15/21                                  1,232,442
       800,000  United States Treasury Bonds, 8.5%, due
                  02/15/20                                  1,132,120
       350,000  United States Treasury Bonds, 12%, due
                  08/15/13                                    511,375
                                                          -----------
                TOTAL U.S. TREASURY BONDS (COST:
                  $3,675,038)                               3,971,401
                                                          -----------
                U.S. TREASURY NOTES (4.8%)
       600,000  United States Treasury Notes, 2.75%, due
                  09/30/03                                    603,750
     1,100,000  United States Treasury Notes, 5.5%, due
                  05/31/03                                  1,155,033
        50,000  United States Treasury Notes, 6.25%, due
                  06/30/02                                     51,392
     1,200,000  United States Treasury Notes, 6.5%, due
                  02/15/10                                  1,391,148
                                                          -----------
                TOTAL U.S. TREASURY NOTES (COST:
                  $3,124,762)                               3,201,323
                                                          -----------
                TOTAL FIXED INCOME SECURITIES (COST: $58,500,717)
                  (89.6%)
                                                           60,235,462
                                                          -----------

  NUMBER OF
  SHARES OR
   WARRANTS     EQUITY SECURITIES
--------------  -----------------
           220  Insilco Corp., Warrants, expire 08/15/07           --**
           225  Travel Centers of America, Inc.,
                  Warrants, expire 05/01/09                     2,250
            67  WRC Media Corp., (144A), Common Stock              --***
                                                          -----------
                TOTAL EQUITY SECURITIES (COST: $0)
                  (0.0%)                                        2,250
                                                          -----------

  PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS
--------------  ----------------------
$      297,158  American Express Co., 2.48%, due
                  11/14/01                                    297,158***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            -----------
$      216,115  Bayerische Hypo-Und Vereinsbank AG,
                  2.5%, due 11/02/01                      $   216,115***
        54,029  Credit Agricole, 2.44%, due 11/07/01           54,029***
       195,380  Fleet National Bank, 2.7%, due 04/30/02       195,380***
       645,209  Foreign Currency Call Accounts                577,443
     6,259,622  Investors Bank & Trust Depository
                  Reserve, 1.35%, due 11/01/01              6,259,622
       200,553  Merrimac Money Market Fund, 2.8%, due
                  11/01/01                                    200,553***
       216,115  Royal Bank of Scotland, 2.63%, due
                  11/01/01                                    216,115***
                                                          -----------
                TOTAL SHORT-TERM INVESTMENTS (COST: $8,084,181)
                  (12.0%)
                                                            8,016,415
                                                          -----------
                TOTAL INVESTMENTS (COST: $66,584,898)
                  (101.6%)                                 68,254,127
                LIABILITIES IN EXCESS OF OTHER ASSETS
                  (-1.6%)                                  (1,047,865)
                                                          -----------
                NET ASSETS (100.0%)                       $67,206,262
                                                          ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

AUD - AUSTRALIAN DOLLAR.
CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
GBP - BRITISH POUND STERLING.
SEK - SWEDISH KRONA.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                     VALUE
----------  -----------------------                   ----------

            BANKING & FINANCIAL SERVICES (7.3% OF
              NET ASSETS)
$   25,000  E*TRADE Group, Inc., 6%, due 02/01/07     $   16,406
     5,000  E*TRADE Group, Inc., (144A), 6.75%, due
              05/15/08                                     4,344*
    25,000  GS Escrow Corp., 7.125%, due 08/01/05         25,391
    25,000  Host Marriott Corp., 9.25%, due 10/01/07      22,250
    35,000  Meditrust Corp., 7%, due 08/15/07             30,450
    40,000  Merrill Lynch & Co., Inc., 0%, due
              05/23/31                                    19,950
    20,000  Providian Financial Corp., 3.25%, due
              08/15/05                                     7,750
                                                      ----------
            TOTAL BANKING & FINANCIAL SERVICES           126,541
                                                      ----------
            BEVERAGES, FOOD & TOBACCO (0.3%)
     5,000  Performance Food Group Co., 5.5%, due
              10/16/08                                     5,700
                                                      ----------
            BUILDING MATERIALS (0.8%)
    15,000  American International Group,
              Exchangeable Home Depot, Inc., (144A),
              1%, due 02/14/06                            13,594*
                                                      ----------
            CHEMICALS (1.4%)
    25,000  Equistar Chemical, (144A), 10.125%, due
              09/01/08                                    23,384*
                                                      ----------
            COMMERCIAL SERVICES (2.1%)
    25,000  Allied Waste North America, 10%, due
              08/01/09                                    25,375
    15,000  Quanta Services, Inc., 4%, due 07/01/07       10,594
                                                      ----------
            TOTAL COMMERCIAL SERVICES                     35,969
                                                      ----------
            COMMUNICATIONS (0.9%)
     3,000  Deutsche Bank AG, Exchangeable Nortel
              Networks Corp., 7.25%, due 02/02/02          2,776
    15,000  Nortel Networks Corp., (144A), 4.25%,
              due 09/01/08                                12,881*
                                                      ----------
            TOTAL COMMUNICATIONS                          15,657
                                                      ----------
            COMPUTER SERVICES (2.9%)
    25,000  Anteon Corp., 12%, due 05/15/09               26,000
    15,000  CheckFree Holdings Corp., 6.5%, due
              12/01/06                                    10,612
    10,000  Federal National Mortgage Association,
              Exchangeable Micron Technology, Inc.,
              0%, due 05/15/08                             6,123
     5,000  Mercury Interactive Corp., 4.75%, due
              07/01/07                                     3,612
     5,000  Mercury Interactive Corp., (144A),
              4.75%, due 07/01/07                          3,612*
                                                      ----------
            TOTAL COMPUTER SERVICES                       49,959
                                                      ----------
            COMPUTER SOFTWARE (5.5%)
    15,000  BEA Systems, Inc., 4%, due 12/15/06           12,000
    10,000  Jabil Circuit, Inc., 1.75%, due 05/15/21       9,375
    10,000  Network Associates, Inc., (144A), 5.25%,
              due 08/15/06                                12,975*
    10,000  Rational Software Corp., 5%, due
              02/01/07                                     8,212
    30,000  Siebel Systems, Inc., 5.5%, due 09/15/06      31,687
    10,000  Symantec Corp., (144A), 3%, due 11/01/06      10,869*
    10,000  Veritas Software Corp., 1.856%, due
              08/13/06                                    10,187
                                                      ----------
            TOTAL COMPUTER SOFTWARE                       95,305
                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

PRINCIPAL
  AMOUNT                                                VALUE
----------                                            ----------
            CONSTRUCTION (1.0%)
$   20,000  Atrium Companies, Inc., 10.5%, due
              05/01/09                                $   16,500
                                                      ----------
            CONTAINERS & PACKAGING (1.4%)
    25,000  BWAY Corp., 10.25%, due 04/15/07              24,250
                                                      ----------
            ELECTRIC UTILITIES (0.7%)
    15,000  AES Corp., 4.5%, due 08/15/05                 12,225
                                                      ----------
            ELECTRONICS (12.8%)
    15,000  Amkor Technologies, Inc., (144A), 5.75%,
              due 06/01/06                                10,144*
    25,000  Amkor Technologies, Inc., 10.5%, due
              05/01/09                                    18,125
    10,000  Arrow Electronics, Inc., 0%, due
              02/21/21                                     4,325
    30,000  ASM Lithography Holding N.V., (144A),
              4.25%, due 11/30/04                         24,412*
     5,000  ASM Lithography Holding N.V., (144A),
              5.75%, due 10/15/06                          5,275*
    10,000  Burr-Brown Corp., 4.25%, due 02/15/07         10,950
    55,000  Celestica, Inc., 0%, due 08/01/20             22,069
    25,000  Fairchild Semiconductor Corp., 10.5%,
              due 02/01/09                                25,500
    15,000  GlobeSpan, Inc., (144A), 5.25%, due
              05/15/06                                    11,156*
    25,000  International Wire Group, Inc., 11.75%,
              due 06/01/05                                22,500
    10,000  LSI Logic Corp., 4.25%, due 03/15/04          12,712
    20,000  Sanmina Corp., 4.25%, due 05/01/04            19,852
    20,000  Solectron Corp., 0%, due 05/08/20             10,200
    20,000  STMicroelectronics N.V., 0%, due
              09/22/09                                    18,750
     5,000  TranSwitch Corp., (144A), 4.5%, due
              09/12/05                                     3,075*
     5,000  UBS AG, Exchangeable TranSwitch Corp.,
              (144A), 14%, due 04/25/02                    1,550*
                                                      ----------
            TOTAL ELECTRONICS                            220,595
                                                      ----------
            ENERGY & OIL SERVICES (1.2%)
    10,000  Deutsche Bank AG, Exchangeable Enron
              Corp., 0%, due 11/18/04                      9,038
    10,000  Kerr-McGee Corp., 5.25%, due 02/15/10         11,625
                                                      ----------
            TOTAL ENERGY & OIL SERVICES                   20,663
                                                      ----------
            ENTERTAINMENT & LEISURE (3.1%)
    25,000  Extended Stay America, Inc., 9.875%, due
              06/15/11                                    24,125
    15,000  Morgan Stanley Dean Witter & Co.,
              Exchangeable The Walt Disney Co.,
              0.25%, due 12/30/08                         15,394
    25,000  Trump Atlantic City Associates, 11.25%,
              due 05/01/06                                14,000
                                                      ----------
            TOTAL ENTERTAINMENT & LEISURE                 53,519
                                                      ----------
            FOODS, HOTELS & RESTAURANTS (1.4%)
    25,000  DiGiorgio Corp., 10%, due 06/15/07            23,750
                                                      ----------
            HEALTHCARE (3.1%)
    50,000  Tenet Healthcare Corp., 8.125%, due
              12/01/08                                    53,750
                                                      ----------
            INDUSTRIAL--DIVERSIFIED (1.1%)
    30,000  SPX Corp., (144A), 0%, due 02/06/21           18,150*
                                                      ----------
            INSURANCE (1.2%)
    20,000  American International Group, Inc.,
              0.5%, due 05/15/07                          20,350
                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                VALUE
----------                                            ----------
            MEDIA--BROADCASTING & PUBLISHING (15.3%)
$   20,000  Adelphia Communications Corp., 6%, due
              02/15/06                                $   14,075
    25,000  Adelphia Communications Corp., 9.375%,
              due 11/15/09                                22,625
    35,000  Charter Communications Holdings, LLC,
              0%, due 04/01/11                            24,675
    10,000  Charter Communications, Inc., 4.75%, due
              06/01/06                                     8,363
    10,000  Charter Communications, Inc., (144A),
              5.75%, due 10/15/05                          9,275*
    10,000  Ciena Corp., 3.75%, due 02/01/08               6,338
    50,000  CSC Holdings, Inc., 7.625%, due 04/01/11      50,324
    25,000  CSC Holdings, Inc., 8.125%, due 07/15/09      25,932
    25,000  News America, Inc., (144A), 0%, due
              02/28/21                                    12,000*
    25,000  Primedia, Inc., (144A), 8.875%, due
              05/15/11                                    20,250*
    25,000  Quebecor Media, Inc., 11.125%, due
              07/15/11                                    26,125
    50,000  Von Hoffmann Press, Inc., (144A),
              10.875%, due 05/15/07                       44,250*
                                                      ----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING       264,232
                                                      ----------
            MEDICAL SUPPLIES (0.7%)
    15,000  Alza Corp., Exchangeable Johnson &
              Johnson, Inc., 0%, due 07/28/20             12,281
                                                      ----------
            METALS (1.4%)
    25,000  AK Steel Corp., 9.125%, due 12/15/06          24,750
                                                      ----------
            MINING (0.6%)
    10,000  Freeport-McMoran Copper & Gold, Inc.,
              (144A), 8.25%, due 01/31/06                 10,050*
                                                      ----------
            PAPER & FOREST PRODUCTS (3.1%)
    25,000  Packaging Corp. of North America,
              9.625%, due 04/01/09                        27,000
    25,000  Riverwood International Corp., 10.25%,
              due 04/01/06                                25,750
                                                      ----------
            TOTAL PAPER & FOREST PRODUCTS                 52,750
                                                      ----------
            PHARMACEUTICALS (1.7%)
    25,000  Roche Holdings, Inc., Exchangeable
              Genentech, Inc., (144A), 0%, due
              01/19/15                                    18,813*
    10,000  Teva Pharmaceutical Industries, Ltd.,
              (144A), 0.75%, due 08/15/21                 10,013*
                                                      ----------
            TOTAL PHARMACEUTICALS                         28,826
                                                      ----------
            REAL ESTATE (1.6%)
    25,000  Stewart Enterprises, Inc., (144A),
              10.75%, due 07/01/08                        27,250*
                                                      ----------
            TELECOMMUNICATIONS (11.4%)
    20,000  American Tower Corp., 6.25%, due
              10/15/09                                    15,850
    10,000  Bank of America Corp., Exchangeable
              Qualcomm, Inc., 15%, due 09/27/02           10,500
    20,000  Echostar Communications Corp., 4.875%,
              due 01/01/07                                17,025
    50,000  Echostar Communications Corp., 10.375%,
              due 10/01/07                                52,250
    10,000  Exchangeable Certificates Corp., (144A),
              0.25%, due 07/17/06                          9,306*
    10,000  Juniper Networks, Inc., 4.75%, due
              03/15/07                                     7,150
    15,000  Merrill Lynch & Co., Inc., Exchangeable
              Time Warner, Inc., 0.25%, due 05/10/06      13,144

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                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

PRINCIPAL
  AMOUNT                                                VALUE
----------                                            ----------
            TELECOMMUNICATIONS (CONTINUED)
$   25,000  Nextel Communications, Inc., 4.75%, due
              07/01/07                                $   15,969
    25,000  Nextel Communications, Inc., 9.375%, due
              11/15/09                                    17,500
    25,000  Nextlink Communications, Inc., 10.75%,
              due 06/01/09                                 5,125
    10,000  ONI Systems Corp., 5%, due 10/15/05            6,513
    10,000  SBA Communications Corp., 10.25%, due
              02/01/09                                     8,000
    15,000  Telefonos de Mexico, S.A. de C.V.,
              4.25%, due 06/15/04                         18,694
                                                      ----------
            TOTAL TELECOMMUNICATIONS                     197,026
                                                      ----------
            TRANSPORTATION (0.6%)
    10,000  United Parcel Service, Inc., 1.75%, due
              09/27/07                                     9,650
                                                      ----------
            UTILITIES (2.7%)
    50,000  AES Corp., 9.375%, due 09/15/10               46,375
                                                      ----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $1,666,320) (87.3%)                      1,503,051
                                                      ----------

NUMBER OF
  SHARES    CONVERTIBLE PREFERRED STOCK
----------  ---------------------------
            AEROSPACE/DEFENSE (0.8%)
       230  Raytheon, Inc., Class B, $4.125               13,145
                                                      ----------
            BANKING & FINANCIAL SERVICES (1.4%)
       410  CNB Capital Trust, $1.50                      15,010
       200  Washington Mutual, Inc., (144A), $2.688        9,625***
                                                      ----------
            TOTAL BANKING & FINANCIAL SERVICES            24,635
                                                      ----------
            COMMUNICATIONS (0.9%)
       390  Titan Capital Trust, $2.875                   16,136
                                                      ----------
            COMPUTER SERVICES (0.9%)
       150  Reliant Energy, Inc., Exchangeable AOL
              Time Warner, Inc.                            7,730
       100  Tribune Co., $2.00                             8,800
                                                      ----------
            TOTAL COMPUTER SERVICES                       16,530
                                                      ----------
            ELECTRONICS (0.6%)
       350  Goldman Sachs Group, Inc., Exchangeable
              Texas Instruments, Inc., $2.458              9,975
                                                      ----------
            ENERGY & OIL SERVICES (0.6%)
       230  Apache Corp., $2.02                            9,998
                                                      ----------
            MEDIA--BROADCASTING & PUBLISHING (1.6%)
       150  Cox Communications, Inc., $3.50                7,800
       200  Cox Communications, Inc., $6.859              10,844
       250  Equity Securities Trust, Exchangeable
              Cablevision Systems Corp., $2.343            8,700**
                                                      ----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING        27,344
                                                      ----------
            TELECOMMUNICATIONS (0.9%)
       590  MediaOne Group, Inc., Exchangeable
              Vodafone AirTouch PLC, $3.041               15,027
                                                      ----------

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SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                VALUE
----------                                            ----------
            UTILITIES (1.0%)
       280  Mirant Trust, $3.125                      $   16,688
                                                      ----------
            TOTAL CONVERTIBLE PREFERRED STOCK (COST:
              $151,037) (8.7%)                           149,478
                                                      ----------

            COMMON STOCK (COST: $39,658) (1.5%)
            -----------------------------------
            MEDIA--BROADCASTING & PUBLISHING (1.5%)
       698  Clear Channel Communications, Inc.            26,608**
                                                      ----------
            TOTAL EQUITY SECURITIES (COST: $190,695)
              (10.2%)                                    176,086
                                                      ----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS (COST: $38,786) (2.2%)
----------  ---------------------------------------------
$   38,786  Investors Bank & Trust Depository Reserve,
              1.35%, due 11/01/01                              38,786
                                                           ----------
            TOTAL INVESTMENTS (COST: $1,895,801) (99.7%)    1,717,923
            EXCESS OF OTHER ASSETS OVER LIABILITIES
              (0.3%)                                            4,572
                                                           ----------
            NET ASSETS (100.0%)                            $1,722,495
                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.

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28
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                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT      FIXED INCOME SECURITIES                      VALUE
--------------  -----------------------                   ------------

                AEROSPACE/DEFENSE (1.1% OF NET ASSETS)
$      400,000  BE Aerospace, Inc., 8%, due 03/01/08      $    300,000
     1,795,000  BE Aerospace, Inc., 9.5%, due 11/01/08       1,409,075+
     1,300,000  Sequa Corp., 8.875%, due 04/01/08            1,144,000+
                                                          ------------
                TOTAL AEROSPACE/DEFENSE                      2,853,075
                                                          ------------
                AUTOMOTIVE (2.9%)
       925,000  American Axle & Manufacturing Holdings,
                  Inc., 9.75%, due 03/01/09                    943,500
     1,250,000  Dana Corp., (144A), 9%, due 08/15/11         1,087,500*+
     1,750,000  Dura Operating Corp., 9%, due 05/01/09       1,496,250+
       485,000  Hayes Lemmerz International, Inc.,
                  8.25%, due 12/15/08                            9,700
       595,000  Hayes Lemmerz International, Inc.,
                  9.125%, due 07/15/07                          11,900
       350,000  JL French Automotive Castings, Inc.,
                  11.5%, due 06/01/09                           91,000
     2,000,000  Lear Corp., 8.11%, due 05/15/09              2,014,860
       170,000  Navistar International Corp., 8%, due
                  02/01/08                                     152,150
     1,500,000  Navistar International Corp., 9.375%,
                  due 06/01/06                               1,485,000
                                                          ------------
                TOTAL AUTOMOTIVE                             7,291,860
                                                          ------------
                BANKING & FINANCIAL SERVICES (2.7%)
     1,225,000  AmeriCredit Corp., 9.875%, due 04/15/06      1,041,250+
        55,000  Chevy Chase Savings Bank, 9.25%, due
                  12/01/08                                      55,000
     1,625,000  Finova Group, Inc., 7.5%, due 11/15/09         601,250
     1,495,000  Forest City Enterprises, Inc., 8.5%, due
                  03/15/08                                   1,465,100
       750,000  GS Escrow Corp., 7.125%, due 08/01/05          761,737
       850,000  Meditrust Corp., 7%, due 08/15/07              739,500
     1,425,000  Metris Companies, Inc., 10.125%, due
                  07/15/06                                   1,182,750
     1,075,000  Sovereign Bancorp, Inc., 8.625%, due
                  03/15/04                                   1,109,970
                                                          ------------
                TOTAL BANKING & FINANCIAL SERVICES           6,956,557
                                                          ------------
                BEVERAGES, FOOD & TOBACCO (1.3%)
     1,500,000  Dean Foods Co., 8.15%, due 08/01/07          1,507,500
     1,650,000  Del Monte Corp., (144A), 9.25%, due
                  05/15/11                                   1,724,250*+
                                                          ------------
                TOTAL BEVERAGES, FOOD & TOBACCO              3,231,750
                                                          ------------
                BUILDING MATERIALS (0.9%)
       575,000  Juno Lighting, Inc., 11.875%, due
                  07/01/09                                     523,250
       600,000  Nortek, Inc., 9.25%, due 03/15/07              588,000
     1,600,000  U.S. Industries, Inc., 7.125%, due
                  10/15/03                                   1,200,000
                                                          ------------
                TOTAL BUILDING MATERIALS                     2,311,250
                                                          ------------
                CHEMICALS (3.6%)
     1,700,000  Equistar Chemical, (144A), 10.125%, due
                  09/01/08                                   1,590,146*
       175,000  General Chemical Industrial Products,
                  10.625%, due 05/01/09                        117,250
     1,000,000  Gentek, Inc., 11%, due 08/01/09                590,000

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SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                CHEMICALS (CONTINUED)
$      715,000  Huntsman ICI Chemicals, LLC, 10.125%,
                  due 07/01/09                            $    572,000
       915,000  Huntsman Industries/Specialty Chemical
                  Corp., (144A), 9.5%, due 07/01/07             45,750*
     1,800,000  ISP Holdings, Inc., 9%, due 10/15/03         1,800,000
     1,450,000  Lyondell Chemical Companies, Inc.,
                  9.625%, due 05/01/07                       1,392,000
     1,000,000  MacDermid, Inc., 9.125%, due 07/15/11          985,000+
       750,000  Noveon, Inc., 11%, due 02/28/11                738,750
       605,000  Polymer Group, Inc., 8.75%, due 03/01/08       235,950
     1,215,000  Texas Petrochemicals Corp., 11.125%, due
                  07/01/06                                   1,032,750
                                                          ------------
                TOTAL CHEMICALS                              9,099,596
                                                          ------------
                COMMERCIAL SERVICES (4.1%)
     3,335,000  Allied Waste North America, 10%, due
                  08/01/09                                   3,385,025+
     1,200,000  Iron Mountain, Inc., 8.625%, due
                  04/01/13                                   1,254,000
     1,425,000  Omnicare, Inc., 8.125%, due 03/15/11         1,514,062+
       500,000  Service Corp. International, 6.875%, due
                  10/01/07                                     452,500
     1,250,000  Service Corp. International, 7.7%, due
                  04/15/09                                   1,162,500+
     1,300,000  Stericycle, Inc., 12.375%, due 11/15/09      1,443,000+
       275,000  United Rentals, Inc., 8.8%, due 08/15/08       250,250+
       775,000  United Rentals, Inc., 9.25%, due
                  01/15/09                                     720,750+
       175,000  United Rentals, Inc., 9.5%, due 06/01/08       168,000+
       270,000  Williams Scotsman, Inc., 9.875%, due
                  06/01/07                                     256,500
                                                          ------------
                TOTAL COMMERCIAL SERVICES                   10,606,587
                                                          ------------
                COMPUTER SERVICES (0.7%)
     1,150,000  Anteon Corp., 12%, due 05/15/09              1,196,000
       680,000  infoUSA, Inc., 9.5%, due 06/15/08              612,000
                                                          ------------
                TOTAL COMPUTER SERVICES                      1,808,000
                                                          ------------
                CONGLOMERATES (0.1%)
       620,000  Insilco Corp., 12%, due 08/15/07               167,400
                                                          ------------
                CONSTRUCTION (1.7%)
     1,200,000  Atrium Companies, Inc., 10.5%, due
                  05/01/09                                     990,000
       150,000  Hovnanian Enterprises, Inc., 9.125%, due
                  05/01/09                                     144,000
       600,000  Hovnanian Enterprises, Inc., 9.75%, due
                  06/01/05                                     588,000
       525,000  Hovnanian Enterprises, Inc., 10.5%, due
                  10/01/07                                     535,500
       460,000  Standard Pacific Corp., 8%, due 02/15/08       418,600
     1,675,000  Standard Pacific Corp., 9.5%, due
                  09/15/10                                   1,641,500+
                                                          ------------
                TOTAL CONSTRUCTION                           4,317,600
                                                          ------------
                CONTAINERS & PACKAGING (2.9%)
     1,430,000  BWAY Corp., 10.25%, due 04/15/07             1,387,100
       325,000  Consolidated Container Companies, LLC,
                  10.125%, due 07/15/09                        302,250+
     2,000,000  Huntsman Packaging Corp., 13%, due
                  06/01/10                                   1,740,000
       100,000  Owens-Illinois, Inc., 7.15%, due
                  05/15/05                                      83,000+

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                                                                          [ICON]
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                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                CONTAINERS & PACKAGING (CONTINUED)
$       75,000  Owens-Illinois, Inc., 7.5%, due 05/15/10  $     60,750
     1,225,000  Owens-Illinois, Inc., 8.1%, due 05/15/07     1,029,000+
       545,000  Paperboard Industries International,
                  Inc., 8.375%, due 09/15/07                   495,950
     1,150,000  Plastipak Holdings, Inc., (144A),
                  10.75%, due 09/01/11                       1,196,000*
     1,200,000  U.S. Can Corp., 12.375%, due 10/01/10        1,050,000
                                                          ------------
                TOTAL CONTAINERS & PACKAGING                 7,344,050
                                                          ------------
                ELECTRONICS (2.3%)
     1,025,000  Amkor Technologies, Inc., 9.25%, due
                  02/15/08                                     871,250
     2,000,000  Fairchild Semiconductor Corp., 10.5%,
                  due 02/01/09                               2,040,000
     2,835,000  International Wire Group, Inc., 11.75%,
                  due 06/01/05                               2,551,500
       100,000  USI American Holdings, Inc., 7.25%, due
                  12/01/06                                      72,000
     1,790,000  Viasystems, Inc., 9.75%, due 06/01/07          447,500+
                                                          ------------
                TOTAL ELECTRONICS                            5,982,250
                                                          ------------
                ENERGY & OIL SERVICES (6.5%)
     2,400,000  Chesapeake Energy Corp., 8.125%, due
                  04/01/11                                   2,340,000
     1,000,000  Chesapeake Energy Corp., (144A), 8.375%,
                  due 11/01/08                                 997,500*
     1,500,000  Forest Oil Corp., 8%, due 06/15/08           1,518,750+
     1,010,000  Forest Oil Corp., 10.5%, due 01/15/06        1,060,500
       875,000  Grey Wolf, Inc., 8.875%, due 07/01/07          844,375
     3,140,000  Magnum Hunter Resources, Inc., 10%, due
                  06/01/07                                   2,983,000+
     1,550,000  Mission Resources Corp., (144A),
                  10.875%, due 04/01/07                      1,472,500*
       845,000  Parker Drilling Co., 9.75%, due 11/15/06       815,425
     1,125,000  Pennzoil-Quaker State Co., (144A), 10%,
                  due 11/01/08                               1,139,062*
     2,275,000  Trico Marine Services, Inc., Series G,
                  8.5%, due 08/01/05                         2,093,000
     1,250,000  Westport Resources Corp., (144A), 8.25%,
                  due 11/01/11                               1,275,000*
                                                          ------------
                TOTAL ENERGY & OIL SERVICES                 16,539,112
                                                          ------------
                ENTERTAINMENT & LEISURE (6.5%)
     1,700,000  Anchor Gaming, 9.875%, due 10/15/08          1,844,500
       835,000  Cinemark USA, Inc., 9.625%, due 08/01/08       693,050
       750,000  Extended Stay America, Inc., 9.875%, due
                  06/15/11                                     723,750
     2,900,000  Hard Rock Hotel, Inc., 9.25%, due
                  04/01/05                                   2,610,000
       675,000  Horseshoe Gaming Holdings, 8.625%, due
                  05/15/09                                     681,750
     1,750,000  Imax Corp., 7.875%, due 12/01/05               490,000
       475,000  MGM Mirage, Inc., 8.375%, due 02/01/11         441,750
     1,050,000  MGM Mirage, Inc., 9.75%, due 06/01/07        1,044,750+
       500,000  Park Place Entertainment, Inc., 8.125%,
                  due 05/15/11                                 467,500
     1,000,000  Park Place Entertainment, Inc., 8.875%,
                  due 09/15/08                                 995,000
     1,675,000  Park Place Entertainment, Inc., 9.375%,
                  due 02/15/07                               1,683,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                ENTERTAINMENT & LEISURE (CONTINUED)
$    2,025,000  Six Flags, Inc., 9.5%, due 02/01/09       $  2,025,000
     1,575,000  Travel Centers of America, Inc., 12.75%,
                  due 05/01/09                               1,606,500
     2,250,000  Trump Atlantic City Associates, 11.25%,
                  due 05/01/06                               1,260,000+
                                                          ------------
                TOTAL ENTERTAINMENT & LEISURE               16,566,925
                                                          ------------
                FOODS, HOTELS & RESTAURANTS (6.0%)
     1,250,000  American Restaurant Group, (144A),
                  11.5%, due 11/01/06                        1,187,500*
     1,425,000  DiGiorgio Corp., 10%, due 06/15/07           1,353,750
     2,950,000  Fleming Companies, Inc., 10.625%, due
                  07/31/07                                   2,972,125+
     1,450,000  Great Atlantic & Pacific Tea Company,
                  Inc., 7.75%, due 04/15/07                  1,377,500
     2,230,000  HMH Properties, Inc., 7.875%, due
                  08/01/08                                   1,928,950+
       950,000  HMH Properties, Inc., 8.45%, due
                  12/01/08                                     826,500
     2,000,000  LNR Property Corp., 10.5%, due 01/15/09      1,970,000
     1,715,000  New World Pasta Company, Inc., 9.25%,
                  due 02/15/09                               1,372,000
     1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05        669,000
     1,650,000  Winn-Dixie Stores, Inc., 8.875%, due
                  04/01/08                                   1,571,625+
                                                          ------------
                TOTAL FOODS, HOTELS & RESTAURANTS           15,228,950
                                                          ------------
                HEALTHCARE (6.2%)
     3,300,000  Alliance Imaging, Inc., 10.375%, due
                  04/15/11                                   3,531,000
     1,200,000  Bio-Rad Laboratories, Inc., 11.625%, due
                  02/15/07                                   1,332,000
     1,525,000  Concentra Operating Corp., 13%, due
                  08/15/09                                   1,624,125
     1,350,000  Express Scripts, Inc., 9.625%, due
                  06/15/09                                   1,491,750
     2,000,000  HCA-The Healthcare Co., 7.875%, due
                  02/01/11                                   2,140,000
       320,000  Hudson Respiratory Care, Inc., 9.125%,
                  due 04/15/08                                 144,000
       800,000  Insight Health Services Corp., (144A),
                  9.875%, due 11/01/11                         828,000*
     1,000,000  Magellan Health Services, Inc., 9%, due
                  02/15/08                                     970,000
     1,000,000  Magellan Health Services, Inc., (144A),
                  9.375%, due 11/15/07                       1,050,000*
       740,000  Prime Medical Services, Inc., 8.75%, due
                  04/01/08                                     673,400
     1,400,000  Tenet Healthcare Corp., 8.125%, due
                  12/01/08                                   1,505,000
       585,000  Unilab Finance Corp., 12.75%, due
                  10/01/09                                     661,050
                                                          ------------
                TOTAL HEALTHCARE                            15,950,325
                                                          ------------
                HOME CONSTRUCTION, FURNISHINGS &
                  APPLIANCES (0.8%)
       775,000  D.R. Horton, Inc., 9.75%, due 09/15/10         767,250+
       500,000  D.R. Horton, Inc., 10%, due 04/15/06           510,000
       750,000  Standard Pacific Corp., 8.5%, due
                  04/01/09                                     712,500
                                                          ------------
                TOTAL HOME CONSTRUCTION, FURNISHINGS &
                  APPLIANCES                                 1,989,750
                                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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
                                                                          [ICON]
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                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                HOUSEHOLD PRODUCTS (0.9%)
$    1,220,000  Home Interiors & Gifts, Inc., 10.125%,
                  due 06/01/08                            $    793,000
     1,350,000  Playtex Products, Inc., 9.375%, due
                  06/01/11                                   1,410,750
                                                          ------------
                TOTAL HOUSEHOLD PRODUCTS                     2,203,750
                                                          ------------
                INSURANCE (0.3%)
     1,775,000  Conseco, Inc., 9%, due 10/15/06                852,000
                                                          ------------
                LODGING (1.0%)
     1,200,000  Boyd Gaming Corp., 9.5%, due 07/15/07        1,146,000+
     1,000,000  Felcor Lodging Trust, Inc., 8.5%, due
                  06/01/11                                     900,000
       650,000  Mandalay Resort Group, 10.25%, due
                  08/01/07                                     617,500+
                                                          ------------
                TOTAL LODGING                                2,663,500
                                                          ------------
                MACHINERY (0.9%)
       880,000  AGCO Corp., 8.5%, due 03/15/06                 862,400
       300,000  AGCO Corp., 9.5%, due 05/01/08                 310,500+
     1,050,000  BRL Universal Equipment, 8.875%, due
                  02/15/08                                   1,081,500
                                                          ------------
                TOTAL MACHINERY                              2,254,400
                                                          ------------
                MEDIA--BROADCASTING & PUBLISHING (18.9%)
     1,500,000  Acme Television Corp., 10.875%, due
                  09/30/04                                   1,383,750
     2,775,000  Adelphia Communications Corp., 9.375%,
                  due 11/15/09                               2,511,375
       725,000  Adelphia Communications Corp., 9.875%,
                  due 03/01/07                                 685,125
     2,000,000  Adelphia Communications Corp., 10.25%,
                  due 11/01/06                               1,965,000
     2,500,000  Adelphia Communications Corp., 10.25%,
                  due 06/15/11                               2,287,500
     1,700,000  American Media Operations, Inc., 10.25%,
                  due 05/01/09                               1,666,000
       400,000  Century Communications Corp., 8.875%,
                  due 01/15/07                                 348,000
       570,000  Century Communications Corp., 9.5%, due
                  03/01/05                                     544,350
     1,015,000  Charter Communications Holdings, LLC,
                  0%, due 04/01/11                             715,575
     1,500,000  Charter Communications Holdings, LLC,
                  10%, due 04/01/09                          1,522,500
     2,475,000  Charter Communications Holdings, LLC,
                  10%, due 05/15/11                          2,462,625
     2,875,000  Charter Communications Holdings, LLC,
                  11.125%, due 01/15/11                      3,040,313
     1,375,000  CSC Holdings, Inc., 7.625%, due 04/01/11     1,383,910
       585,000  CSC Holdings, Inc., 7.625%, due 07/15/18       531,461
       425,000  CSC Holdings, Inc., 8.125%, due 07/15/09       440,844
     1,100,000  EchoStar DBS Corp., 9.375%, due 02/01/09     1,119,250
       750,000  Garden State Newspapers, Inc., 8.625%,
                  due 07/01/11                                 671,250
     1,750,000  Lin Holdings Corp., 0%, due 03/01/08         1,225,000
     1,000,000  Lin Television Corp., (144A), 8%, due
                  01/15/08                                     980,000*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                MEDIA--BROADCASTING & PUBLISHING
                (CONTINUED)
$      500,000  Lin Television Corp., 8.375%, due
                  03/01/08                                $    462,500
     3,250,000  Mediacom Broadbrand, LLC, (144A), 11%,
                  due 07/15/13                               3,445,000*
     1,650,000  Pegasus Satellite Communications Corp.,
                  12.375%, due 08/01/06                      1,501,500
     3,850,000  Primedia, Inc., (144A), 8.875%, due
                  05/15/11                                   3,118,500*
     1,000,000  Quebecor Media, Inc., 11.125%, due
                  07/15/11                                   1,045,000
       500,000  Quebecor, Inc., 9.5%, due 02/15/07             490,000
     1,500,000  Radio One, Inc., (144A), 8.875%, due
                  07/01/11                                   1,560,000*+
     1,650,000  Sinclair Broadcasting Group, Inc., 10%,
                  due 09/30/05                               1,666,500+
     2,250,000  Spanish Broadcasting System, Inc.,
                  9.625%, due 11/01/09                       2,115,000
       475,000  Spanish Broadcasting System, Inc.,
                  (144A), 9.625%, due 11/01/09                 446,500*
     3,200,000  STC Broadcasting, Inc., 11%, due
                  03/15/07                                   2,688,000
     2,850,000  UIH Australia/Pacific, Inc., 0%, due
                  05/15/06                                     142,500
     1,330,000  Von Hoffmann Press, Inc., (144A),
                  10.875%, due 05/15/07                      1,177,050*
     1,075,000  WRC Media Corp., 12.75%, due 11/15/09        1,048,125+
     2,000,000  Young Broadcasting, Inc., 10%, due
                  03/01/11                                   1,740,000
                                                          ------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING      48,130,003
                                                          ------------
                METALS (2.8%)
     1,750,000  AK Steel Corp., 9.125%, due 12/15/06         1,732,500+
       200,000  California Steel Industries, 8.5%, due
                  04/01/09                                     178,000+
       750,000  Century Aluminum Co., (144A), 11.75%,
                  due 04/15/08                                 742,500*
     1,080,000  Golden Northwest Aluminum, Inc., 12%,
                  due 12/15/06                                 540,000
       990,000  International Wire Group, Inc., 11.75%,
                  due 06/01/05                                 891,000
       225,000  Neenah Corp., 11.125%, due 05/01/07            126,000
       125,000  Neenah Corp., Sr. Sub. Notes, 11.125%,
                  due 05/01/07                                  70,000
     1,750,000  U.S. Steel Group, (144A), 10.75%, due
                  08/01/08                                   1,575,000*
       890,000  Wheeling Pittsburgh Corp., 9.25%, due
                  11/15/07                                      26,700**#
     1,250,000  Wolverine Tube, Inc., (144A), 7.375%,
                  due 08/01/08                               1,165,663*
                                                          ------------
                TOTAL METALS                                 7,047,363
                                                          ------------
                PAPER & FOREST PRODUCTS (4.7%)
       750,000  Buckeye Technologies, Inc., 8%, due
                  10/15/10                                     660,000
       750,000  Caraustar Industries, Inc., 9.875%, due
                  04/01/11                                     780,000
       750,000  FiberMark, Inc., 10.75%, due 04/15/11          675,000
       500,000  Norske Skog Canada, Ltd., (144A),
                  8.625%, due 06/15/11                         517,500*
     1,125,000  Packaging Corp. of North America,
                  9.625%, due 04/01/09                       1,215,000
     1,065,000  Riverwood International Corp., 10.25%,
                  due 04/01/06                               1,096,950
     1,880,000  Riverwood International Corp., 10.625%,
                  due 08/01/07                               1,974,000
       700,000  Specialty Paperboard, Inc., 9.375%, due
                  10/15/06                                     637,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34
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                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                PAPER & FOREST PRODUCTS (CONTINUED)
$    1,375,000  Stone Container Corp., 9.75%, due
                  02/01/11                                $  1,443,750
     1,965,000  Sweetheart Cup Co., Inc., 10.5%, due
                  09/01/03                                   1,915,875+
       650,000  Tembec Industries, Inc., 8.5%, due
                  02/01/11                                     679,250
       300,000  Tembec Industries, Inc., 8.625%, due
                  06/30/09                                     313,500
                                                          ------------
                TOTAL PAPER & FOREST PRODUCTS               11,907,825
                                                          ------------
                PHARMACEUTICALS (0.5%)
     1,100,000  Amerisource Bergen Corp., (144A),
                  8.125%, due 09/01/08                       1,166,000*
                                                          ------------
                POLLUTION CONTROL (0.4%)
     1,075,000  Allied Waste North America, Inc.,
                  7.875%, due 01/01/09                       1,069,625
     1,050,000  Mid-American Waste System, Inc., 12.25%,
                  due 02/15/03                                  10,500
       700,000  Safety-Kleen Corp., 9.25%, due 05/15/09          3,500**#
       245,000  Safety-Kleen Services, Inc., 9.25%, due
                  06/01/08                                       1,225#
                                                          ------------
                TOTAL POLLUTION CONTROL                      1,084,850
                                                          ------------
                REAL ESTATE (0.4%)
     1,000,000  Stewart Enterprises, Inc., (144A),
                  10.75%, due 07/01/08                       1,090,000*
                                                          ------------
                RETAIL (0.7%)
     1,000,000  J. Crew Operating Corp., 10.375%, due
                  10/15/07                                     800,000
     1,350,000  Saks, Inc., 8.25%, due 11/15/08              1,039,500
                                                          ------------
                TOTAL RETAIL                                 1,839,500
                                                          ------------
                TELECOMMUNICATIONS (6.4%)
     1,375,000  Alliance Atlantis Communications Corp.,
                  13%, due 12/15/09                          1,436,875
     1,700,000  American Cellular Corp., 9.5%, due
                  10/15/09                                   1,708,500
     2,700,000  American Tower Corp., 9.375%, due
                  02/01/09                                   2,173,500+
     1,625,000  Crown Castle International Corp.,
                  10.75%, due 08/01/11                       1,511,250+
     2,400,000  Echostar Communications Corp., 10.375%,
                  due 10/01/07                               2,508,000
     4,150,000  GT Group Telecom, Inc., 0%, due 02/01/10       747,000+
     1,475,000  Insight Midwest, LP, 10.5%, due 11/01/10     1,570,875
       950,000  McLeodUSA, Inc., 11.5%, due 05/01/09           237,500
     1,075,000  McLeodUSA, Inc., 12%, due 07/15/08             279,500
     1,025,000  Nextel Communications, Inc., 0%, due
                  10/31/07                                     640,625
     2,175,000  Nextel Communications, Inc., 9.375%, due
                  11/15/09                                   1,522,500+
     1,400,000  RCN Corp., 10.125%, due 01/15/10               504,000
     1,295,000  SBA Communications Corp., 0%, due
                  03/01/08                                     919,450+
       200,000  SBA Communications Corp., 10.25%, due
                  02/01/09                                     161,000
       700,000  Spectrasite Holdings, Inc., 10.75%, due
                  03/15/10                                     406,000+
                                                          ------------
                TOTAL TELECOMMUNICATIONS                    16,326,575
                                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (CONTINUED)

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
                TRANSPORTATION (0.5%)
$    1,350,000  Hornbeck-Leevac Marine Services, Inc.,
                  (144A), 10.625%, due 08/01/08           $  1,289,250*
                                                          ------------
                UTILITIES (5.7%)
       500,000  AES Corp., 8.875%, due 02/15/11                452,500
     1,500,000  AES Corp., 9.375%, due 09/15/10              1,391,250+
       475,000  AES Corp., 9.5%, due 06/01/09                  446,500
     2,500,000  Calpine Canada Energy Finance, LLC,
                  8.5%, due 05/01/08                         2,571,675
     4,600,000  Calpine Corp., 8.625%, due 08/15/10          4,826,780
       825,000  CMS Energy Corp., 7.5%, due 01/15/09           804,375
     1,315,000  CMS Energy Corp., 7.625%, due 11/15/04       1,337,131
     1,200,000  CMS Energy Corp., 8.5%, due 04/15/11         1,218,000
     1,129,846  Panda Funding Corp., 11.625%, due
                  08/20/12                                   1,129,846
       425,000  TNP Enterprises, Inc., 10.25%, due
                  04/01/10                                     471,750
                                                          ------------
                TOTAL UTILITIES                             14,649,807
                                                          ------------
                MISCELLANEOUS (0.3%)
     2,245,000  Jordan Industries, Inc., 0%, due
                  04/01/09                                     808,200
                                                          ------------
                TOTAL FIXED INCOME SECURITIES
                  (COST: $265,456,274) (94.7%)             241,558,060
                                                          ------------

  NUMBER OF
   SHARES,
  WARRANTS,
  OR RIGHTS     EQUITY SECURITIES
--------------  -----------------
         3,300  Classic Communications, Inc., (144A),
                  Common Stock                                     396***
         2,047  Forman Petroleum Corp., Warrants, expire
                  06/01/04                                          --**
         4,150  GT Group Telecom, Inc., Warrants, expire
                  02/01/10                                      20,750**
           620  Insilco Corp., Warrants, expire 08/15/07            --**
           800  Pliant Corp., Warrants, expire 06/01/10          1,600**
         2,920  Terex Corp., Stock Appreciation Rights,
                  (144A), expire 05/15/02                       40,880***
         3,075  Travel Centers of America, Inc.,
                  Warrants, expire 05/01/09                     30,750
         1,454  WRC Media Corp., (144A), Common Stock               --***
                                                          ------------
                TOTAL EQUITY SECURITIES (COST: $45,133)
                  (0.0%)                                        94,376
                                                          ------------

  PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS
--------------  ----------------------
$   10,859,844  American Express Co., 2.46%, due
                  11/15/01                                  10,859,844***
     7,610,271  Bayerische Hypo-Und Vereinsbank AG,
                  2.5%, due 11/02/01                         7,610,271***
     1,902,568  Credit Agricole, 2.44%, due 11/07/01         1,902,568***
     4,417,206  Fleet National Bank, 2.7%, due 04/30/02      4,417,206***
     3,070,542  General Motors Acceptance Corp., 2.8%,
                  due 03/08/02                               3,070,542***

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36

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

  PRINCIPAL
    AMOUNT                                                   VALUE
--------------                                            ------------
$   13,278,422  Investors Bank & Trust Depository
                  Reserve, 1.35%, due 11/01/01            $ 13,278,422
     7,558,987  Merrimac Money Market Fund, 2.8%, due
                  11/01/01                                   7,558,987***
     6,110,272  Royal Bank of Scotland, 2.47%, due
                  11/06/01                                   6,110,272***
                                                          ------------
                TOTAL SHORT-TERM INVESTMENTS
                  (COST: $54,808,112) (21.5%)               54,808,112
                                                          ------------
                TOTAL INVESTMENTS (COST: $320,309,519)
                  (116.2%)                                 296,460,548
                LIABILITIES IN EXCESS OF OTHER ASSETS
                  (-16.2%)                                 (41,291,832)
                                                          ------------
                NET ASSETS (100.0%)                       $255,168,716
                                                          ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                      VALUE
------------  -----------------------                   -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS
                (13.8% OF NET ASSETS)
$  2,028,101  Cendant Mortgage Corp. (01-1-A2), 7%,
                due 06/18/24                            $ 2,064,702
     877,303  Collateral Mortgage Obligation Trust
                (64-Z), 9%, due 11/20/20                    913,448
   1,973,787  Countrywide Home Loans (01-20-1A1),
                6.75%, due 10/25/31                       2,018,198
   1,500,000  Federal Home Loan Mortgage Corp.
                (2057-HJ), 7%, due 05/15/28 (PAC)(I/O)      435,780
         192  Federal National Mortgage Association
                (91-130-SQ), 8,451%, due 09/25/21
                (I/O)(I/F)                                   20,924
     833,471  Federal National Mortgage Association
                (97-55-T), 7%, due 02/18/27 (TAC)           871,507
     355,066  Federal National Mortgage Association
                (G93-8-PH), 6.85%, due 01/25/21 (PAC)       357,424
      55,474  GE Capital Mortgage Services, Inc.
                (97-9-2A7), 7%, due 10/25/27                 55,359
     205,428  Greenwich Capital Acceptance, Inc.
                (91-03-A), (Private Placement), 9.46%,
                due 08/01/19                                186,939*
      34,130  Guardian Savings and Loan Association
                (88-3-A), 6.8%, due 10/25/18                 29,010*
      31,915  Guardian Savings and Loan Association
                (89-3-A), 7.57%, due 05/25/19                27,128*
     315,741  Guardian Savings and Loan Association
                (89-4-A), 7.54%, due 07/25/19               299,954*
     194,154  Guardian Savings and Loan Association
                (89-5-A), 8.03%, due 07/25/19               184,447*
     631,648  Sears Mortgage Securities (88-A-A2),
                0.81%, due 05/25/18 (I/O)                     6,443*
                                                        -----------
              TOTAL COLLATERALIZED MORTGAGE
                OBLIGATIONS
                (COST: $7,693,126)                        7,471,263
                                                        -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
                (74.5%)
     575,620  Federal Home Loan Mortgage Corp., Pool
                #310005, 8.408%, due 11/01/19               606,020
      95,142  Federal Home Loan Mortgage Corp., Pool
                #410013, 8.32%, due 12/01/24                 97,256
   1,144,903  Federal Home Loan Mortgage Corp., Pool
                #610967, 7.413%, due 04/01/28             1,175,220
     632,983  Federal Home Loan Mortgage Corp., Pool
                #755313, 7.006%, due 06/01/28               651,193
   2,387,594  Federal Home Loan Mortgage Corp., Pool
                #755363, 6.61%, due 09/01/30              2,455,449
      83,972  Federal Home Loan Mortgage Corp., Pool
                #770584, 7.75%, due 05/01/19                 86,051
     109,136  Federal Home Loan Mortgage Corp., Pool
                #785630, 7.14%, due 07/01/26                112,531

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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
                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
              (CONTINUED)
$  1,919,320  Federal Home Loan Mortgage Corp., Pool
                #788036, 6.07%, due 05/01/31            $ 1,988,595
      27,252  Federal Home Loan Mortgage Corp., Pool
                #865006, 8.66%, due 08/01/18                 28,245
      92,535  Federal Home Loan Mortgage Corp., Pool
                #865270, 7.47%, due 12/01/18                 93,928
      45,806  Federal Home Loan Mortgage Corp., Pool
                #865275, 8.425%, due 02/01/19                47,295
   4,916,504  Federal Home Loan Mortgage Corp., Pool
                #E81761, 7%, due 12/01/15                 5,143,647
      26,067  Federal National Mortgage Association,
                Pool #096193, 7.98%, due 09/01/18            26,680
     139,008  Federal National Mortgage Association,
                Pool #111365, 7.67%, due 09/01/19           145,161
      97,137  Federal National Mortgage Association,
                Pool #163492, 8.5%, due 05/01/16            104,662
     329,497  Federal National Mortgage Association,
                Pool #284916, 6.35%, due 06/01/27           329,019
     176,389  Federal National Mortgage Association,
                Pool #303334, 7.29%, due 04/01/25           183,794
      37,099  Federal National Mortgage Association,
                Pool #313920, 6.37%, due 11/01/27            37,544
      59,973  Federal National Mortgage Association,
                Pool #358869, 6.45%, due 09/01/26            60,805
      21,838  Federal National Mortgage Association,
                Pool #369080, 7.1%, due 04/01/27             22,195
     228,759  Federal National Mortgage Association,
                Pool #376663, 6.17%, due 06/01/27           229,747
      21,797  Federal National Mortgage Association,
                Pool #392275, 6.44%, due 06/01/27            22,035
     867,089  Federal National Mortgage Association,
                Pool #392536, 7.6%, due 08/01/27            911,371
     118,303  Federal National Mortgage Association,
                Pool #393943, 6.6%, due 07/01/27            121,193
      43,132  Federal National Mortgage Association,
                Pool #394575, 7.94%, due 07/01/27            44,154
      95,610  Federal National Mortgage Association,
                Pool #394996, 6.4%, due 08/01/27             96,466
   1,239,600  Federal National Mortgage Association,
                Pool #396814, 6.35%, due 07/01/27         1,278,821
      86,120  Federal National Mortgage Association,
                Pool #397897, 6.63%, due 08/01/27            87,330
   1,361,212  Federal National Mortgage Association,
                Pool #434001, 7.151%, due 12/01/27        1,385,991
   1,501,496  Federal National Mortgage Association,
                Pool #457319, 6.89%, due 10/01/28         1,559,140

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
              (CONTINUED)
$  5,036,297  Federal National Mortgage Association,
                Pool #535174, 6.23%, due 07/01/39       $ 5,111,841
   2,748,647  Federal National Mortgage Association,
                Pool #545030, 6.3%, due 07/01/40          2,872,551
     865,019  Government National Mortgage Association
                II, Pool #80011, 7.63%, due 11/20/26        893,495
     869,374  Government National Mortgage Association
                II, Pool #80022, 7.63%, due 12/20/26        897,985
   1,165,148  Government National Mortgage Association
                II, Pool #80057, 6.375%, due 04/20/27     1,196,534
   2,025,808  Government National Mortgage Association
                II, Pool #80185, 6%, due 04/20/28         2,067,742
   1,101,740  Government National Mortgage Association
                II, Pool #80186, 6.375%, due 04/20/28     1,137,348
   1,965,211  Government National Mortgage Association
                II, Pool #80298, 6%, due 07/20/29         1,991,722
   3,141,882  Government National Mortgage Association
                II, Pool #80424, 5.5%, due 07/20/30       3,168,497
   1,985,478  Government National Mortgage Association
                II, Pool #80536, 5%, due 08/20/31         2,019,603
                                                        -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST: $39,586,862)                      40,488,856
                                                        -----------
              TOTAL FIXED INCOME SECURITIES (COST: $47,279,988)
                (88.3%)
                                                         47,960,119
                                                        -----------

              SHORT-TERM INVESTMENTS
              ----------------------
   3,000,000  BMW US Capital Corp., 2.62%, due
                11/01/01 (Commercial Paper)               3,000,000
     148,429  Investors Bank & Trust Depository
                Reserve, 1.35%, due 11/01/01                148,429
   2,998,770  USAA Capital Corp., 2.46%, due 11/07/01
                (Commercial Paper)                        2,998,770
                                                        -----------
              TOTAL SHORT-TERM INVESTMENTS (COST: $6,147,199)
                (11.3%)
                                                          6,147,199
                                                        -----------
              TOTAL INVESTMENTS (COST: $53,427,187)
                (99.6%)                                  54,107,318
              EXCESS OF OTHER ASSETS OVER LIABILITIES
                (0.4%)                                      243,395
                                                        -----------
              NET ASSETS (100.0%)                       $54,350,713
                                                        ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  * SECURITY VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                      VALUE
------------  -----------------------                   -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS
                (65.6% OF NET ASSETS)
$  3,199,359  ABN Amro Mortgage Corp. (98-4-A6),
                6.75%, due 11/25/28 (TAC)               $ 3,290,340
   2,122,867  Bear Stearns Mortgage Securities, Inc.
                (97-2-A5), 6.875%, due 01/28/24           2,204,464
   1,500,000  CMC Securities Corp. III (94-A-A22),
                8.63%, due 02/25/24
                (I/F)                                       976,875
   4,710,119  Countrywide Funding Corp. (93-7-A5), 7%,
                due 11/25/23 (TAC)                        4,810,257
   1,418,798  Federal Home Loan Mortgage Corp.
                (1422-SA), 15.03%, due 11/15/07 (I/F)     1,762,572
   3,350,000  Federal Home Loan Mortgage Corp.
                (1620-SB), 10%, due 11/15/23 (I/F)        3,312,522
   3,357,000  Federal Home Loan Mortgage Corp.
                (1629-PB), 6%, due 05/15/23               3,424,164
   1,782,000  Federal Home Loan Mortgage Corp.
                (1662-N), 6.25%, due 01/15/09             1,857,788
     151,119  Federal Home Loan Mortgage Corp.
                (1717-MA), 6.5%, due 04/15/24               153,088
     679,654  Federal Home Loan Mortgage Corp.
                (1796-E), 6%, due 09/15/08                  693,884
     726,549  Federal Home Loan Mortgage Corp.
                (1844-E), 6.5%, due 10/15/13                755,515
   3,500,000  Federal Home Loan Mortgage Corp.
                (2020-D), 6.25%, due 01/15/27 (PAC)       3,631,075
   2,000,000  Federal Home Loan Mortgage Corp.
                (2061-TA), 5.25%, due 10/15/27 (PAC)      1,928,160
   4,000,000  Federal Home Loan Mortgage Corp.
                (2121-C), 6%, due 02/15/29                3,975,000
   1,000,000  Federal National Mortgage Association
                (92-215-PL), 7.25%, due 11/25/21 (PAC)    1,040,350
   1,694,163  Federal National Mortgage Association
                (93-130-NA), 6.5%, due 05/25/23           1,798,388
   2,177,390  Federal National Mortgage Association
                (93-189-S), 9.09%, due 10/25/23 (I/F)     1,671,843
   1,000,000  Federal National Mortgage Association
                (93-202-SZ), 10%, due 11/25/23
                (PAC)(I/F)                                  954,930
      56,007  Federal National Mortgage Association
                (93-223-EA), 6.5%, due 12/25/23 (PAC)        56,498
     189,231  Federal National Mortgage Association
                (93-2-B), 7.2%, due 11/25/03                195,951
   3,000,000  Federal National Mortgage Association
                (94-40-SA), 18.94%, due 03/25/24 (I/F)    2,615,310
   1,321,203  Federal National Mortgage Association
                (G92-29-J), 8%, due 07/25/22              1,451,632
   3,996,682  First Nationwide Trust (01-51-A1),
                6.75%, due 10/21/31                       4,061,005
   3,962,410  GMAC Mortgage Corp. (00-J3-A3), 7.75%,
                due 10/25/30                              4,125,860

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
41

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS
              (CONTINUED)
$  2,866,270  Residential Accredit Loans, Inc.
                (97-QS13-A7), 7.25%, due 12/25/27       $ 2,923,596
   2,300,000  Residential Asset Securitization Trust
                (98-A12-A16), 6.75%, due 11/25/28         2,411,047
   2,549,571  Residential Funding Mortgage Securities
                I (95-S21-A6), 7.5%, due 12/26/25         2,737,704
     100,742  Residential Funding Mortgage Securities
                I (95-S7-A9), 8%, due 05/25/10 (I/O)          5,226
                                                        -----------
              TOTAL COLLATERALIZED MORTGAGE
                OBLIGATIONS
                (COST: $54,246,842)                      58,825,044
                                                        -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
                (32.2%)
     320,043  Federal Home Loan Mortgage Corp., Pool
                #755183, 7.23%, due 12/01/15                330,444
   3,183,458  Federal Home Loan Mortgage Corp., Pool
                #755363, 6.61%, due 09/01/30              3,273,932
     137,754  Federal Home Loan Mortgage Corp., Pool
                #846317, 7.17%, due 08/01/26                143,078
     433,919  Federal Home Loan Mortgage Corp., Pool
                #846510, 7.284%, due 04/01/25               450,490
   2,345,948  Federal Home Loan Mortgage Corp., Pool
                #846732, 6.49%, due 01/01/30              2,436,258
   3,890,945  Federal Home Loan Mortgage Corp., Pool
                #G30194, 6.5%, due 04/01/21               4,036,248
     642,477  Federal Housing Authority (#000-13002),
                7.125%, due 03/01/04                        636,052
   2,759,033  Federal Housing Authority (#012-11216),
                7.185%, due 03/25/29                      2,731,443
   1,790,263  Federal Housing Authority (#044-10592),
                7.625%, due 08/01/22                      1,799,214
     251,270  Federal Housing Authority (#112-43055),
                9.25%, due 05/25/32                         256,295
       6,428  Federal National Mortgage Association,
                Pool #029542, 8.75%, due 07/01/09             6,897
       1,243  Federal National Mortgage Association,
                Pool #062420, 7.5%, due 03/01/06              1,278
     361,823  Federal National Mortgage Association,
                Pool #124410, 7.08%, due 07/01/22           373,369
      93,990  Federal National Mortgage Association,
                Pool #137064, 8.24%, due 03/01/19            96,391
     313,289  Federal National Mortgage Association,
                Pool #303786, 7.5%, due 02/01/11            331,695
     122,254  Federal National Mortgage Association,
                Pool #348025, 6.25%, due 06/01/26           122,760
   2,661,346  Federal National Mortgage Association,
                Pool #519219,
                7%, due 02/01/30                          2,777,280
   2,999,768  Federal National Mortgage Association,
                Pool #589081, 6.5%, due 08/01/31          3,086,948

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
              (CONTINUED)
$  2,918,998  Government National Mortgage Association
                II, Pool #03068, 6.5%, due 04/20/31     $ 3,005,327
       8,751  Government National Mortgage
                Association, Pool #003933, 8.25%, due
                07/15/04                                      9,111
          28  Government National Mortgage
                Association, Pool #176192, 8.25%, due
                12/15/01                                         28
   1,497,658  Government National Mortgage
                Association, Pool #351003, 7.5%, due
                07/15/28                                  1,572,077
   1,379,914  Government National Mortgage
                Association, Pool #365618, 7%, due
                10/15/33                                  1,420,791
                                                        -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST: $28,204,284)                      28,897,406
                                                        -----------
              U.S. TREASURY SECURITIES (0.3%)
     177,000  Certificates Accrual Treasury Strips,
                0%, due 05/15/06                            149,232
     112,000  Certificates Accrual Treasury Strips,
                0%, due 08/15/08                             83,901
                                                        -----------
              TOTAL U.S. TREASURY SECURITIES (COST:
                $200,436)                                   233,133
                                                        -----------
              TOTAL FIXED INCOME SECURITIES (COST:
                $82,651,562) (98.1%)                     87,955,583
                                                        -----------

              SHORT-TERM INVESTMENTS
              ----------------------
   1,500,000  BMW US Capital Corp., 2.62%, due
                11/01/01 (Commercial Paper)               1,500,000
      21,360  Investors Bank & Trust Depository
                Reserve, 1.35%, due 11/01/01                 21,360
                                                        -----------
              TOTAL SHORT-TERM INVESTMENTS (COST:
                $1,521,360) (1.7%)                        1,521,360
                                                        -----------
              TOTAL INVESTMENTS (COST: $84,172,922)
                (99.8%)                                  89,476,943
              EXCESS OF OTHER ASSETS OVER LIABILITIES
                (0.2%)                                      187,489
                                                        -----------
              NET ASSETS (100.0%)                       $89,664,432
                                                        ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
43

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001

                                TCW GALILEO            TCW GALILEO            TCW GALILEO            TCW GALILEO
                                   MONEY               CORE FIXED              FLEXIBLE              HIGH YIELD
                                  MARKET                 INCOME                 INCOME                  BOND
                                   FUND                   FUND                   FUND                   FUND
                           ---------------------  ---------------------  ---------------------  ---------------------
                                                          DOLLAR AMOUNTS IN THOUSANDS
                                                           (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at
    Value (1)                  $    347,141            $   68,254              $  1,718              $   296,461
  Receivables for
    Securities Sold                      --                     8                    24                      257
  Receivables for Fund
    Shares Sold                       1,896                 2,241                    --                       44
  Interest Receivable                 1,050                 1,032                    35                    7,568
                               ------------            ----------              --------              -----------
    Total Assets                    350,087                71,535                 1,777                  304,330
                               ------------            ----------              --------              -----------
LIABILITIES
  Distribution Payable                  226                   304                    --                    2,392
  Payables for Securities
    Purchased                            --                 2,628                    33                    4,870
  Payables for Fund
    Shares Redeemed                  20,941                   142                    --                      114
  Payables Upon Return of
    Securities Loaned
    (Note 3)                             --                 1,179                    --                   41,530
  Accrued Management Fees                63                    18                    --                      156
  Other Accrued Expenses                100                    58                    22                       99
                               ------------            ----------              --------              -----------
    Total Liabilities                21,330                 4,329                    55                   49,161
                               ------------            ----------              --------              -----------
NET ASSETS                     $    328,757            $   67,206              $  1,722              $   255,169
                               ============            ==========              ========              ===========
NET ASSETS CONSIST OF:
  Paid-in Capital              $    328,757            $   70,241              $  2,098              $   329,984
  Undistributed Net
    Realized (Loss) on
    Investments and
    Foreign Currency                     --                (5,140)                 (213)                 (48,523)
  Unrealized Appreciation
    (Depreciation) on
    Investments and
    Foreign Currency                     --                 1,669                  (178)                 (23,849)
  Undistributed
    (Overdistributed) Net
    Investment Income                    --                   436                    15                   (2,443)
                               ------------            ----------              --------              -----------
NET ASSETS                     $    328,757            $   67,206              $  1,722              $   255,169
                               ============            ==========              ========              ===========
NET ASSETS ATTRIBUTABLE
  TO:
  I Class Shares               $    328,757            $   63,262              $     --              $   246,623
                               ============            ==========              ========              ===========
  N Class Shares               $         --            $    3,944              $  1,722              $     8,546
                               ============            ==========              ========              ===========
CAPITAL SHARES
  OUTSTANDING:
  I Class                       328,756,600             6,572,587                    --               35,561,698
                               ============            ==========              ========              ===========
  N Class                                --               406,949               211,270                1,219,893
                               ============            ==========              ========              ===========
NET ASSET VALUE PER
  SHARE:
  I Class                      $       1.00            $     9.63              $     --              $      6.94
                               ============            ==========              ========              ===========
  N Class                      $         --            $     9.69              $   8.15              $      7.01
                               ============            ==========              ========              ===========

                                                  TCW GALILEO
                                TCW GALILEO       TOTAL RETURN
                                 MORTGAGE-         MORTGAGE-
                                  BACKED             BACKED
                                SECURITIES         SECURITIES
                                   FUND               FUND
                           ---------------------  ------------
                               DOLLAR AMOUNTS IN THOUSANDS
                               (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at
    Value (1)                   $   54,107         $   89,477
  Receivables for
    Securities Sold                    183                 83
  Receivables for Fund
    Shares Sold                         40                 60
  Interest Receivable                  322                553
                                ----------         ----------
    Total Assets                    54,652             90,173
                                ----------         ----------
LIABILITIES
  Distribution Payable                 235                411
  Payables for Securities
    Purchased                           --                 --
  Payables for Fund
    Shares Redeemed                     --                 --
  Payables Upon Return of
    Securities Loaned
    (Note 3)                            --                 --
  Accrued Management Fees               16                 35
  Other Accrued Expenses                50                 63
                                ----------         ----------
    Total Liabilities                  301                509
                                ----------         ----------
NET ASSETS                      $   54,351         $   89,664
                                ==========         ==========
NET ASSETS CONSIST OF:
  Paid-in Capital               $   59,433         $   85,766
  Undistributed Net
    Realized (Loss) on
    Investments and
    Foreign Currency                (5,407)              (735)
  Unrealized Appreciation
    (Depreciation) on
    Investments and
    Foreign Currency                   680              5,304
  Undistributed
    (Overdistributed) Net
    Investment Income                 (355)              (671)
                                ----------         ----------
NET ASSETS                      $   54,351         $   89,664
                                ==========         ==========
NET ASSETS ATTRIBUTABLE
  TO:
  I Class Shares                $   54,351         $   89,096
                                ==========         ==========
  N Class Shares                $       --         $      568
                                ==========         ==========
CAPITAL SHARES
  OUTSTANDING:
  I Class                        5,528,598          9,083,257
                                ==========         ==========
  N Class                               --             56,467
                                ==========         ==========
NET ASSET VALUE PER
  SHARE:
  I Class                       $     9.83         $     9.81
                                ==========         ==========
  N Class                       $       --         $    10.06
                                ==========         ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO FLEXIBLE INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO MORTGAGE- BACKED SECURITIES FUND, AND THE TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND AT OCTOBER 31, 2001 WAS $347,141, $66,585, $1,896, $320,310, $53,427, AND
     $84,173, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2001

                                TCW GALILEO            TCW GALILEO            TCW GALILEO            TCW GALILEO
                                   MONEY               CORE FIXED              FLEXIBLE              HIGH YIELD
                                  MARKET                 INCOME                 INCOME                  BOND
                                   FUND                   FUND                 FUND (1)                 FUND
                           ---------------------  ---------------------  ---------------------  ---------------------
                                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                       $    --                $   --                  $  12                $     --
  Interest                         14,196                 4,851                    125                  26,671
                                  -------                ------                  -----                --------
    Total                          14,196                 4,851                    137                  26,671
                                  -------                ------                  -----                --------
EXPENSES:
  Management Fees                     734                   285                     13                   1,845
  Accounting Service Fees              69                    40                     14                      64
  Administration Fees                  78                    29                     12                      72
  Transfer Agent Fees:
    I Class                            58                    33                     --                      49
    N Class                            --                    24                     15                      23
  Custodian Fees                       18                     9                      5                       9
  Professional Fees                    46                    40                     16                      47
  Directors' Fees &
    Expenses                            8                     5                      7                       7
  Registration Fees:
    I Class                            57                    19                     --                      41
    N Class                            --                    11                      2                      13
  Distributions Fees:
    N Class (Note 6)                   --                     1                      4                       4
  Other                                39                    62                     13                     114
                                  -------                ------                  -----                --------
    Total                           1,107                   558                    101                   2,288
    Less Expenses Borne
      by Investment
      Advisor:
    I Class                            16                    --                     --                      --
    N Class                            --                    34                     60                      34
  Less Management and
    Distribution Fees
    Waived by Investment
    Advisor                            --                    --                     17                      --
                                  -------                ------                  -----                --------
      Net Expenses                  1,091                   524                     24                   2,254
                                  -------                ------                  -----                --------
  Net Investment Income            13,105                 4,327                    113                  24,417
                                  -------                ------                  -----                --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain
    (Loss) on:
    Investments                        --                  (316)                  (213)                (30,410)
    Foreign Currency                   --                   (82)                    --                       7
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                        --                 3,226                   (178)                    922
    Foreign Currency                   --                     5                     --                      --
                                  -------                ------                  -----                --------
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions                       --                 2,833                   (391)                (29,481)
                                  -------                ------                  -----                --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                 $13,105                $7,160                  $(278)               $ (5,064)
                                  =======                ======                  =====                ========

                                                  TCW GALILEO
                                TCW GALILEO       TOTAL RETURN
                                 MORTGAGE-         MORTGAGE-
                                  BACKED             BACKED
                                SECURITIES         SECURITIES
                                   FUND               FUND
                           ---------------------  ------------
                               DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                       $   --            $    --
  Interest                         3,201              6,412
                                  ------            -------
    Total                          3,201              6,412
                                  ------            -------
EXPENSES:
  Management Fees                    283                421
  Accounting Service Fees             28                 33
  Administration Fees                 24                 29
  Transfer Agent Fees:
    I Class                           32                 31
    N Class                           --                 24
  Custodian Fees                       6                  5
  Professional Fees                   43                 50
  Directors' Fees &
    Expenses                           5                  5
  Registration Fees:
    I Class                            7                 20
    N Class                           --                 11
  Distributions Fees:
    N Class (Note 6)                  --                  1
  Other                               21                 27
                                  ------            -------
    Total                            449                657
    Less Expenses Borne
      by Investment
      Advisor:
    I Class                           --                 --
    N Class                           --                 34
  Less Management and
    Distribution Fees
    Waived by Investment
    Advisor                           85                 --
                                  ------            -------
      Net Expenses                   364                623
                                  ------            -------
  Net Investment Income            2,837              5,789
                                  ------            -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain
    (Loss) on:
    Investments                      141                 --
    Foreign Currency                  --                 --
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                    1,522              5,470
    Foreign Currency                  --                 --
                                  ------            -------
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions                   1,663              5,470
                                  ------            -------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                 $4,500            $11,259
                                  ======            =======

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO
                                   MONEY MARKET      TCW GALILEO CORE
                                       FUND         FIXED INCOME FUND
                                ------------------  ------------------
                                    YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,         OCTOBER 31,
                                ------------------  ------------------
                                  2001      2000      2001      2000
                                --------  --------  ---------  -------
                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income         $ 13,105  $ 13,718  $   4,327  $ 3,643
  Net Realized (Loss) on
    Investments and Foreign
    Currency Transactions             --        --       (398)  (1,523)
  Change in Unrealized
    Appreciation on
    Investments and Foreign
    Currency Transactions             --        --      3,231      255
                                --------  --------  ---------  -------
  Increase in Net Assets
    Resulting from Operations     13,105    13,718      7,160    2,375
                                --------  --------  ---------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                      (13,105)  (13,718)    (4,439)  (3,595)
    N Class                           --        --        (39)      (5)
                                --------  --------  ---------  -------
  Total Distributions to
    Shareholders                 (13,105)  (13,718)    (4,478)  (3,600)
                                --------  --------  ---------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                         96,582   (29,125)   (12,685)   3,847
  N Class                             --        --      3,839       (1)
                                --------  --------  ---------  -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions    96,582   (29,125)    (8,846)   3,846
                                --------  --------  ---------  -------
  Increase (Decrease) in Net
    Assets                        96,582   (29,125)    (6,164)   2,621
NET ASSETS
  Beginning of Year              232,175   261,300     73,370   70,749
                                --------  --------  ---------  -------
  End of Year                   $328,757  $232,175  $  67,206  $73,370
                                ========  ========  =========  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                     TCW GALILEO FLEXIBLE      TCW GALILEO HIGH
                                         INCOME FUND           YIELD BOND FUND
                                     --------------------  ------------------------
                                       DECEMBER 1, 2000
                                        (COMMENCEMENT
                                        OF OPERATIONS)     YEAR ENDED   YEAR ENDED
                                           THROUGH         OCTOBER 31,  OCTOBER 31,
                                       OCTOBER 31, 2001       2001         2000
                                     --------------------  -----------  -----------
                                              DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                     $  113          $ 24,417     $ 20,140
  Net Realized (Loss) on
    Investments and Foreign
    Currency Transactions                     (213)          (30,403)      (9,639)
  Change in Unrealized Appreciation
    (Depreciation) on Investments             (178)              922      (14,183)
                                            ------          --------     --------
  (Decrease) in Net Assets
    Resulting from Operations                 (278)           (5,064)      (3,682)
                                            ------          --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    I Class                                     --           (23,255)     (20,256)
    N Class                                    (98)             (162)        (310)
  Distributions in Excess of Net
    Investment Income:
    I Class                                     --            (2,401)        (999)
    N Class                                     --               (42)          --
                                            ------          --------     --------
  Total Distributions to
    Shareholders                               (98)          (25,860)     (21,565)
                                            ------          --------     --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                                       --            81,154       32,923
  N Class                                    2,098             8,637          339
                                            ------          --------     --------
  Increase in Net Assets Resulting
    from Net Capital Share
    Transactions                             2,098            89,791       33,262
                                            ------          --------     --------
  Increase in Net Assets                     1,722            58,867        8,015
NET ASSETS
  Beginning of Year                             --           196,302      188,287
                                            ------          --------     --------
  End of Year                               $1,722          $255,169     $196,302
                                            ======          ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

47
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                                  TCW GALILEO TOTAL
                                  TCW GALILEO           RETURN
                                MORTGAGE-BACKED    MORTGAGE-BACKED
                                SECURITIES FUND    SECURITIES FUND
                                ----------------  ------------------
                                   YEAR ENDED         YEAR ENDED
                                  OCTOBER 31,        OCTOBER 31,
                                ----------------  ------------------
                                 2001     2000      2001      2000
                                -------  -------  --------  --------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income         $ 2,837  $ 3,771  $ 5,789   $ 5,425
  Net Realized Gain (Loss) on
    Investments                     141      (78)      --      (850)
  Change in Unrealized
    Appreciation on
    Investments                   1,522       84    5,470     1,300
                                -------  -------  -------   -------
  Increase in Net Assets
    Resulting from Operations     4,500    3,777   11,259     5,875
                                -------  -------  -------   -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                      (2,760)  (3,790)  (4,368)   (4,038)
    N Class                          --       --      (19)       (3)
  Distributions in Excess of
    Net Investment Income:
    I Class                        (355)     (77)    (671)   (1,402)
                                -------  -------  -------   -------
  Total Distributions to
    Shareholders                 (3,115)  (3,867)  (5,058)   (5,443)
                                -------  -------  -------   -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                        (7,959)   7,519   11,795   (19,592)
  N Class                            --       --      504        12
                                -------  -------  -------   -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions   (7,959)   7,519   12,299   (19,580)
                                -------  -------  -------   -------
  Increase (Decrease) in Net
    Assets                       (6,574)   7,429   18,500   (19,148)
NET ASSETS
  Beginning of Year              60,925   53,496   71,164    90,312
                                -------  -------  -------   -------
  End of Year                   $54,351  $60,925  $89,664   $71,164
                                =======  =======  =======   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48
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NOTES TO FINANCIAL STATEMENTS                                   OCTOBER 31, 2001

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 25 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income
                                                    and capital appreciation through investment
                                                    principally in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by
                                                    investing primarily in publicly traded
                                                    equity securities of medium capitalization
                                                    companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing
                                                    primarily in publicly traded equity
                                                    securities of companies experiencing or
                                                    expected to experience accelerating earnings
                                                    growth.
TCW Galileo Focused Large Cap Value Fund            Seeks long-term capital appreciation by
                                                    investing primarily in equity securities of
                                                    large capitalization companies.
TCW Galileo Growth Insights Fund                    Seeks long-term capital appreciation by
                                                    investing in equity securities issued by
                                                    companies that are believed to have superior
                                                    growth prospects.
TCW Galileo Health Sciences Fund                    Seeks long-term capital appreciation by
                                                    investing in equity securities of companies
                                                    principally engaged in development,
                                                    production or distribution of products or
                                                    services relating to "health sciences."
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by
                                                    investing primarily in publicly traded
                                                    equity securities of large capitalization
                                                    U.S. companies with above average earnings
                                                    prospects.

49
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

U.S. EQUITIES (CONTINUED)

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by
                                                    investing primarily in publicly traded
                                                    equity securities of large capitalization
                                                    companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and
                                                    preservation with focus on long-term
                                                    results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by
                                                    investing primarily in publicly traded
                                                    equity securities of smaller capitalization
                                                    growth companies.
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by
                                                    investing primarily in publicly traded
                                                    equity securities of smaller capitalization
                                                    value companies.
TCW Galileo Technology Fund                         Seeks long-term capital appreciation by
                                                    investing in equity securities of companies
                                                    with superior earnings growth prospects
                                                    engaged in technology, telecommunications
                                                    and information industries.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing in
                                                    publicly traded equity securities issued by
                                                    small and medium companies with market
                                                    capitalization at the time of purchase
                                                    between $500 million and $5 billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of
                                                    capital and liquidity by investing in
                                                    short-term money market securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by
                                                    investing principally in core fixed income
                                                    securities emphasizing high quality and
                                                    liquid investments.
TCW Galileo Flexible Income Fund                    Seeks to maximize current income and provide
                                                    potential for capital appreciation by
                                                    investing in high yield/below investment
                                                    grade bonds and convertible securities.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing
                                                    principally in high yield fixed income
                                                    securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in
                                                    short-term mortgage-backed securities.

50
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                                                                OCTOBER 31, 2001

U.S. FIXED INCOME (CONTINUED)

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in
  Securities Fund                                   long-term mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by
                                                    investing primarily in equity securities of
                                                    companies in the Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by
                                                    investing in equity securities of companies
                                                    in emerging market countries around the
                                                    world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by
                                                    investing primarily in the securities of
                                                    issuers located in Europe.
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by
                                                    investing primarily in Japanese equity
                                                    securities.
TCW Galileo Select International Equities Fund      Seeks long-term capital appreciation by
  (formerly TCW Galileo International Equities      investing in equity securities of non-U.S.
  Fund)                                             companies in both developed and emerging
                                                    market countries around the world.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital
                                                    appreciation and current income by investing
                                                    in debt securities issued or guaranteed by
                                                    companies, financial institutions, and
                                                    government entities in emerging market
                                                    countries.

Ten TCW Galileo Funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Value Opportunities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares: I Class and N Class. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The I Class shares are offered at the current net asset value. The N Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering N Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering N Class shares.

51
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

The TCW Galileo Flexible Income Fund, the TCW Galileo Growth Insights Fund, the TCW Galileo Health Sciences Fund and the TCW Galileo Focused Large Cap Value Fund commenced operations on November 1, 2000, December 1, 2000, December 1, 2000 and March 1, 2001, respectively, as new TCW Galileo Funds, offering N Class shares which are currently not available to the general public.

Effective March 1, 2001, the TCW Galileo International Equities Fund changed its name and investment objective. TCW Galileo Select International Equities Fund invests in equity securities of non-U.S. companies in both developed and emerging market countries around the world. Previously, the Fund invested primarily in underlying TCW Galileo Funds.

Effective August 1, 2001, the TCW Galileo Latin America Equities Fund merged into the TCW Galileo Emerging Markets Equities Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.

All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid. Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity accretion method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations and securities held by the TCW Galileo Core Fixed Income Fund. Realized gains and losses on investments are recorded on the basis of specific identification.

ADOPTION OF NEW ACCOUNTING PRINCIPLE:  The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for the Funds'
52
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--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001
fiscal year beginning November 1, 2001. As required, the Fund will begin amortizing premiums on debt securities effective November 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation/depreciation, based on securities held as of October 31, 2001.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 2001.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options
53

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2001.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly except for the TCW Galileo Flexible Income Fund which pays quarterly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2001 (amounts in thousands):

                                                                                             SECURITIES
                                                  MARKET VALUE OF                             LENDING
                                                 LOANED SECURITIES     COLLATERAL VALUE       INCOME*
                                                 ------------------    ----------------    --------------
TCW Galileo Core Fixed Income Fund               $            1,148    $         1,179     $            4
TCW Galileo High Yield Bond Fund                             40,559             41,530                 61

                    *   NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

54
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                                                                OCTOBER 31, 2001

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2001, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                               TCW GALILEO      TCW GALILEO      TCW GALILEO
                                               CORE FIXED     FLEXIBLE INCOME    HIGH YIELD
                                               INCOME FUND         FUND           BOND FUND
                                               -----------    ---------------    -----------
Unrealized Appreciation                          $ 2,796           $   48         $  4,836
Unrealized (Depreciation)                         (1,201)            (228)         (28,952)
                                                 -------           ------         --------
Net Unrealized Appreciation (Depreciation)       $ 1,595           $ (180)        $(24,116)
                                                 =======           ======         ========
Cost of Investments for Federal Income Tax
  Purposes                                       $66,659           $1,898         $320,577
                                                 =======           ======         ========

                                                                               TCW GALILEO
                                                            TCW GALILEO       TOTAL RETURN
                                                             MORTGAGE-          MORTGAGE-
                                                              BACKED             BACKED
                                                          SECURITIES FUND    SECURITIES FUND
                                                          ---------------    ---------------
Unrealized Appreciation                                       $   999            $ 5,951
Unrealized (Depreciation)                                        (319)              (647)
                                                              -------            -------
Net Unrealized Appreciation (Depreciation)                    $   680            $ 5,304
                                                              =======            =======
Cost of Investments for Federal Income Tax Purposes           $53,427            $84,173
                                                              =======            =======

At October 31, 2001, the following Funds had net capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                    EXPIRING IN
                            --------------------------------------------------------------------------------------------
                              2002        2003        2004        2005        2006        2007        2008        2009
                            --------    --------    --------    --------    --------    --------    --------    --------
TCW Galileo Core Fixed
  Income Fund                 $641       $  644       $ --        $--        $   --      $1,259      $1,584     $   329
TCW Galileo Flexible Income
  Fund                          --           --         --         --            --          --          --         210
TCW Galileo High Yield Bond
  Fund                          --           --         --         --         2,560       5,718       9,607      30,238
TCW Galileo Mortgage-
  Backed Securities Fund        55        4,068        861         73           406          --          78          --
TCW Galileo Total Return
  Mortgage-Backed
  Securities Fund               --           --         --         --            --          --         848          --

55
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Money Market Fund                                    0.25%
TCW Galileo Core Fixed Income Fund                               0.40%
TCW Galileo Flexible Income Fund                                 0.75%*
TCW Galileo High Yield Bond Fund                                 0.75%
TCW Galileo Mortgage-Backed Securities Fund                      0.50%**
TCW Galileo Total Return Mortgage-Backed Securities Fund         0.50%

                    *   CURRENTLY, THE ADVISOR IS WAIVING THE ANNUAL MANAGEMENT FEE.
                   **   CURRENTLY, THE ADVISOR IS WAIVING 0.15% OF THE ANNUAL
                        MANAGEMENT FEE.

The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the fund's daily net assets. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 2001, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

TCW Galileo Core Fixed Income Fund                               1.00%
TCW Galileo Flexible Income Fund                                 1.41%
TCW Galileo High Yield Bond Fund                                 1.30%
TCW Galileo Mortgage-Backed Securities Fund                      1.00%
TCW Galileo Total Return Mortgage-Backed Securities Fund         1.00%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the Distribution Plan, each fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N
Class shares for distribution and related services.

56
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                                                                OCTOBER 31, 2001

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2001, were as follows (amounts in thousands):

                                                                                         TCW GALILEO
                                                                       TCW GALILEO      TOTAL RETURN
                       TCW GALILEO     TCW GALILEO     TCW GALILEO      MORTGAGE-         MORTGAGE-
                       CORE FIXED    FLEXIBLE INCOME   HIGH YIELD        BACKED            BACKED
                       INCOME FUND        FUND          BOND FUND    SECURITIES FUND   SECURITIES FUND
                       -----------   ---------------   -----------   ---------------   ---------------
Purchases at Cost        $30,169          $3,404        $268,231         $ 4,077           $ 4,077
                         =======          ======        ========         =======           =======
Sales Proceeds           $27,511          $1,361        $181,686         $ 1,118           $ 4,096
                         =======          ======        ========         =======           =======
U.S. Government
  Purchases at Cost      $32,108          $    7        $     --         $15,144           $18,160
                         =======          ======        ========         =======           =======
U.S. Government Sales
  Proceeds               $47,249          $   --        $     --         $29,462           $ 4,892
                         =======          ======        ========         =======           =======

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO MONEY MARKET                 YEAR ENDED                          YEAR ENDED
FUND                                  OCTOBER 31, 2001                    OCTOBER 31, 2000
I CLASS                       --------------------------------    --------------------------------
                                                    AMOUNT                              AMOUNT
                                  SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                              --------------    --------------    --------------    --------------
Shares Sold                    3,221,277,613      $ 3,221,278      2,690,124,882      $ 2,690,125
Shares Issued upon
  Reinvestment of
  Dividends                        8,888,594            8,889          8,868,381            8,868
Shares Redeemed               (3,133,584,841)      (3,133,585)    (2,728,118,272)      (2,728,118)
                              --------------      -----------     --------------      -----------
Net Increase (Decrease)           96,581,366      $    96,582        (29,125,009)     $   (29,125)
                              ==============      ===========     ==============      ===========

TCW GALILEO CORE FIXED                   YEAR ENDED                          YEAR ENDED
INCOME FUND                           OCTOBER 31, 2001                    OCTOBER 31, 2000
I CLASS                       --------------------------------    --------------------------------
                                                    AMOUNT                              AMOUNT
                                  SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                              --------------    --------------    --------------    --------------
Shares Sold                        2,251,771      $    21,349          3,161,354      $    29,393
Shares Issued upon
  Reinvestment of
  Dividends                          276,778            2,607            232,026            2,149
Shares Redeemed                   (3,898,413)         (36,641)        (2,951,456)         (27,695)
                              --------------      -----------     --------------      -----------
Net Increase (Decrease)           (1,369,864)     $   (12,685)           441,924      $     3,847
                              ==============      ===========     ==============      ===========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO CORE FIXED                   YEAR ENDED                          YEAR ENDED
INCOME FUND                           OCTOBER 31, 2001                    OCTOBER 31, 2000
N CLASS                       --------------------------------    --------------------------------
                                                    AMOUNT                              AMOUNT
                                  SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                              --------------    --------------    --------------    --------------
Shares Sold                        1,247,760      $    11,952                346      $         3
Shares Issued upon
  Reinvestment of
  Dividends                            1,891               18                500                5
Shares Redeemed                     (851,245)          (8,131)            (1,004)              (9)
                              --------------      -----------     --------------      -----------
Net Increase (Decrease)              398,406      $     3,839               (158)     $        (1)
                              ==============      ===========     ==============      ===========

TCW GALILEO FLEXIBLE INCOME
FUND                                   DECEMBER 1, 2000
N CLASS                                (COMMENCEMENT OF
                                     OPERATIONS) THROUGH
                                       OCTOBER 31, 2001
                               --------------------------------
                                                     AMOUNT
                                   SHARES        (IN THOUSANDS)
                               --------------    --------------
Shares Sold                           199,901      $     2,000
Shares Issued upon
  Reinvestment of Dividends            11,369               98
                               --------------      -----------
Net Increase                          211,270      $     2,098
                               ==============      ===========

TCW GALILEO HIGH YIELD BOND              YEAR ENDED                          YEAR ENDED
FUND                                  OCTOBER 31, 2001                    OCTOBER 31, 2000
I CLASS                        --------------------------------    --------------------------------
                                                    AMOUNT                              AMOUNT
                                  SHARES         (IN THOUSANDS)       SHARES         (IN THOUSANDS)
                               --------------    --------------    --------------    --------------
Shares Sold                        19,695,940      $   148,188         13,426,098      $   115,548
Shares Issued upon
  Reinvestment of Dividends         2,776,276           20,775          2,017,244           17,241
Shares Redeemed                   (11,967,004)         (87,809)       (11,639,394)         (99,866)
                               --------------      -----------     --------------      -----------
Net Increase                       10,505,212      $    81,154          3,803,948      $    32,923
                               ==============      ===========     ==============      ===========

TCW GALILEO HIGH YIELD BOND              YEAR ENDED                          YEAR ENDED
FUND                                  OCTOBER 31, 2001                    OCTOBER 31, 2000
N CLASS                        --------------------------------    --------------------------------
                                                    AMOUNT                              AMOUNT
                                  SHARES         (IN THOUSANDS)       SHARES         (IN THOUSANDS)
                               --------------    --------------    --------------    --------------
Shares Sold                         1,638,558      $    12,123          2,850,440      $    24,955
Shares Issued upon
  Reinvestment of Dividends            17,479              128             35,471              309
Shares Redeemed                      (476,157)          (3,614)        (2,867,167)         (24,925)
                               --------------      -----------     --------------      -----------
Net Increase                        1,179,880      $     8,637             18,744      $       339
                               ==============      ===========     ==============      ===========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

TCW GALILEO MORTGAGE-                    YEAR ENDED                          YEAR ENDED
BACKED SECURITIES FUND                OCTOBER 31, 2001                    OCTOBER 31, 2000
I CLASS                        --------------------------------    --------------------------------
                                                    AMOUNT                              AMOUNT
                                  SHARES         (IN THOUSANDS)       SHARES         (IN THOUSANDS)
                               --------------    --------------    --------------    --------------
Shares Sold                           705,833      $     6,891          4,488,267      $    43,008
Shares Issued upon
  Reinvestment of Dividends           221,192            2,151            288,686            2,761
Shares Redeemed                    (1,742,950)         (17,001)        (4,010,478)         (38,250)
                               --------------      -----------     --------------      -----------
Net Increase (Decrease)              (815,925)     $    (7,959)           766,475      $     7,519
                               ==============      ===========     ==============      ===========

TCW GALILEO TOTAL RETURN                 YEAR ENDED                          YEAR ENDED
MORTGAGE-BACKED SECURITIES            OCTOBER 31, 2001                    OCTOBER 31, 2000
FUND                           --------------------------------    --------------------------------
I CLASS                                             AMOUNT                              AMOUNT
                                  SHARES         (IN THOUSANDS)       SHARES         (IN THOUSANDS)
                               --------------    --------------    --------------    --------------
Shares Sold                         1,510,080      $    14,358            106,376      $       953
Shares Issued upon
  Reinvestment of Dividends           499,534            4,708            593,059            5,250
Shares Redeemed                      (765,478)          (7,271)        (2,930,126)         (25,795)
                               --------------      -----------     --------------      -----------
Net Increase (Decrease)             1,244,136      $    11,795         (2,230,691)     $   (19,592)
                               ==============      ===========     ==============      ===========

TCW GALILEO TOTAL RETURN                 YEAR ENDED                          YEAR ENDED
MORTGAGE-BACKED                       OCTOBER 31, 2001                    OCTOBER 31, 2000
SECURITIES FUND                --------------------------------    --------------------------------
N CLASS                                             AMOUNT                              AMOUNT
                                  SHARES         (IN THOUSANDS)       SHARES         (IN THOUSANDS)
                               --------------    --------------    --------------    --------------
Shares Sold                           111,995      $     1,109              4,068      $        38
Shares Issued upon
  Reinvestment of Dividends             1,484               15                200                2
Shares Redeemed                       (62,261)            (620)            (3,050)             (28)
                               --------------      -----------     --------------      -----------
Net Increase                           51,218      $       504              1,218      $        12
                               ==============      ===========     ==============      ===========

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 2001, were valued both at the date of acquisition and October 31, 2001, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES (CONTINUED)

TCW GALILEO CORE FIXED INCOME FUND:

      PRINCIPAL
      AMOUNT OR
      NUMBER OF                                                                  DATE OF
       SHARES            INVESTMENT                                            ACQUISITION      COST
---------------------    --------------------------------------------------    -----------    --------
     $   25,000          Acetex Corp., (144A), 10.875%, due 08/01/09            08/01/01      $25,000
     $   25,000          American Restaurant Group, (144A), 11.5%, due          10/18/01       23,751
                         11/01/06
     $   50,000          Dana Corp., (144A), 9%, due 08/15/11                   08/01/01       50,000
     $   75,000          Hornbeck-Leevac Marine Services, Inc., (144A),         07/19/01       73,681
                         10.625%, due 08/01/08
     EUR 69,000          Hypothekenbk In Essen (Germany), (144A), 4.25%,        05/15/01       67,476
                         due 07/06/09
     $   25,000          Insight Health Services Corp., (144A), 9.875%, due     10/25/01       25,000
                         11/01/11
     $   20,000          ISP Chemco, (144A), 10.25%, due 07/01/11               06/20/01       19,694
     $   50,000          Lin Television Corp., (144A), 8%, due 01/15/08         06/07/01       48,227
     $   50,000          Magellan Health Services, Inc., (144A), 9.375%,        05/23/01       50,000
                         due 11/15/07
     $   50,000          Mediacom Broadbrand, LLC, (144A), 11%, due             07/06/01       51,233
                         07/15/13
     $   25,000          Pennzoil-Quaker State Co., (144A), 10%, due            10/29/01       24,846
                         11/01/08
     $   25,000          Plastipak Holdings, Inc., (144A), 10.75%, due          08/15/01       24,761
                         09/01/11
     $  100,000          Primedia, Inc., (144A), 8.875%, due 05/15/11           05/03/01       96,063
     $   75,000          Radio One, Inc., (144A), 8.875%, due 07/01/11          05/04/01       75,000
     $   50,000          Stewart Enterprises, Inc., (144A), 10.75%, due         06/19/01       50,000
                         07/01/08
     $   75,000          U.S. Steel Group, (144A), 10.75%, due 08/01/08         07/24/01       74,098
     $   25,000          United Rentals, Inc., (144A), 10.75%, due 04/15/08     04/12/01       25,000
     $   25,000          Westport Resources Corp., (144A), 8.25%, due           10/31/01       25,000
                         11/01/11
     $   25,000          Wolverine Tube, Inc., (144A), 7.375%, due 08/01/08     10/22/01       21,414
             67          WRC Media Corp., (144A), Common Stock                  07/02/01           --

The total value of restricted securities is $830,476 which represents 1.2% of net assets of the Fund at October 31, 2001.

TCW GALILEO FLEXIBLE INCOME FUND:

      PRINCIPAL
      AMOUNT OR
      NUMBER OF                                                                  DATE OF
       SHARES            INVESTMENT                                            ACQUISITION      COST
---------------------    --------------------------------------------------    -----------    --------
     $   15,000          American International Group, Exchangeable Home        12/05/00      $13,235
                         Depot, Inc., (144A), 1%, due 02/14/06
     $   15,000          Amkor Technologies, Inc., (144A), 5.75%, due           06/22/01       13,998
                         06/01/06
     $   30,000          ASM Lithography Holding N.V., (144A), 4.25%, due       12/05/00       28,929
                         11/30/04
     $    5,000          ASM Lithography Holding N.V., (144A), 5.75%, due       10/17/01        5,000
                         10/15/06
     $   10,000          Charter Communications, Inc., (144A), 5.75%, due       12/05/00       10,781
                         10/15/05

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

   PRINCIPAL
   AMOUNT OR
   NUMBER OF                                                                   DATE OF
    SHARES               INVESTMENT                                            ACQUISITION    COST
---------------------    --------------------------------------------------    -----------    --------
     $    5,000          E*TRADE Group, Inc., (144A), 6.75%, due 05/15/08       05/23/01        5,000
     $   25,000          Equistar Chemical, (144A), 10.125%, due 09/01/08       08/16/01       25,000
     $   10,000          Exchangeable Certificates Corp., (144A), 0.25%,        12/05/00      $ 9,238
                         due 07/17/06
     $   10,000          Freeport-McMoran Copper & Gold, Inc., (144A),          08/01/01       10,000
                         8.25%, due 01/31/06
     $   15,000          GlobeSpan, Inc., (144A), 5.25%, due 05/15/06           05/08/01       13,891
     $    5,000          Mercury Interactive Corp., (144A), 4.75%, due          12/05/00        4,858
                         07/01/07
     $   10,000          Network Associates, Inc., (144A), 5.25%, due           08/13/01       10,355
                         08/15/06
     $   25,000          News America, Inc., (144A), 0%, due 02/28/21           02/21/01       12,787
     $   15,000          Nortel Networks Corp., (144A), 4.25%, due 09/01/08     08/09/01       15,000
     $   25,000          Primedia, Inc., (144A), 8.875%, due 05/15/11           05/03/01       24,634
     $   25,000          Roche Holdings, Inc., Exchangeable                     12/05/00       21,448
                         Genentech, Inc., (144A), 0%, due 01/19/15
     $   30,000          SPX Corp., (144A), 0%, due 02/06/21                    01/31/01       17,593
     $   25,000          Stewart Enterprises, Inc., (144A), 10.75%, due         06/19/01       25,000
                         07/01/08
     $   10,000          Symantec Corp., (144A), 3%, due 11/01/06               10/18/01       10,100
     $   10,000          Teva Pharmaceutical Industries, Ltd., (144A),          08/14/01       10,000
                         0.75%, due 08/15/21
     $    5,000          TranSwitch Corp., (144A), 4.5%, due 09/12/05           12/05/00        4,048
     $    5,000          UBS AG, Exchangeable TranSwitch Corp., (144A),         04/11/01        5,000
                         14%, due 04/25/02
     $   50,000          Von Hoffmann Press, Inc., (144A), 10.875%, due         12/04/00       44,104
                         05/15/07
            200          Washington Mutual, Inc., (144A), $2.688                04/24/01       10,000

The total value of restricted securities is $326,253 which represents 18.9% of net assets of the Fund at October 31, 2001.

TCW GALILEO HIGH YIELD BOND FUND:

      PRINCIPAL
      AMOUNT OR
      NUMBER OF                                                               DATE OF
       SHARES            INVESTMENT                                         ACQUISITION       COST
---------------------    -----------------------------------------------    -----------    ----------
     $1,250,000          American Restaurant Group, (144A), 11.5%, due       10/18/01      $1,187,525
                         11/01/06
     $1,100,000          Amerisource Bergen Corp., (144A), 8.125%, due       08/09/01       1,100,000
                         09/01/08
     $  750,000          Century Aluminum Co., (144A), 11.75%, due           03/28/01         741,165
                         04/15/08
     $1,000,000          Chesapeake Energy Corp., (144A), 8.375%, due        10/26/01         990,900
                         11/01/08
          3,300          Classic Communications, Inc., (144A), Common        05/03/99              --
                         Stock
     $1,250,000          Dana Corp., (144A), 9%, due 08/15/11                08/01/01       1,250,000
     $1,650,000          Del Monte Corp., (144A), 9.25%, due 05/15/11        05/03/01       1,650,000
     $1,700,000          Equistar Chemical, (144A), 10.125%, due             08/16/01       1,700,000
                         09/01/08
     $1,350,000          Hornbeck-Leevac Marine Services, Inc., (144A),      07/19/01       1,326,263
                         10.625%, due 08/01/08

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES (CONTINUED)

   PRINCIPAL
   AMOUNT OR
   NUMBER OF                                                                DATE OF
    SHARES               INVESTMENT                                         ACQUISITION    COST
---------------------    -----------------------------------------------    -----------    ----------
     $  915,000          Huntsman Industries/Specialty Chemical Corp.,       11/03/98      $  898,153
                         (144A), 9.5%, due 07/01/07
     $  800,000          Insight Health Services Corp., (144A), 9.875%,      10/25/01         800,000
                         due 11/01/11
     $1,000,000          Lin Television Corp., (144A), 8%, due 01/15/08      06/07/01         964,532
     $1,000,000          Magellan Health Services, Inc., (144A), 9.375%,     05/23/01       1,000,000
                         due 11/15/07
     $3,250,000          Mediacom Broadbrand, LLC, (144A), 11%, due          06/22/01       3,326,250
                         07/15/13
     $1,550,000          Mission Resources Corp., (144A), 10.875%, due       05/23/01       1,573,250
                         04/01/07
     $  500,000          Norske Skog Canada, Ltd., (144A), 8.625%, due       08/08/01         497,655
                         06/15/11
     $1,125,000          Pennzoil-Quaker State Co., (144A), 10%, due         10/29/01       1,118,059
                         11/01/08
     $1,150,000          Plastipak Holdings, Inc., (144A), 10.75%, due       08/15/01       1,138,891
                         09/01/11
     $3,850,000          Primedia, Inc., (144A), 8.875%, due 05/15/11        05/03/01       3,772,651
     $1,500,000          Radio One, Inc., (144A), 8.875%, due 07/01/11       05/04/01       1,500,000
     $  475,000          Spanish Broadcasting System, Inc., (144A),          07/23/01         448,255
                         9.625%, due 11/01/09
     $1,000,000          Stewart Enterprises, Inc., (144A), 10.75%, due      06/19/01       1,000,000
                         07/01/08
          2,920          Terex Corp., Stock Appreciation Rights, (144A),     05/01/01             132
                         expire 05/15/02
     $1,750,000          U.S. Steel Group, (144A), 10.75%, due 08/01/08      07/24/01       1,731,955
     $1,330,000          Von Hoffmann Press, Inc., (144A), 10.875%, due      02/08/01       1,358,755
                         05/15/07
     $1,250,000          Westport Resources Corp., (144A), 8.25%, due        10/31/01       1,250,000
                         11/01/11
     $1,250,000          Wolverine Tube, Inc., (144A), 7.375%, due           10/22/01       1,070,670
                         08/01/08
          1,454          WRC Media Corp., (144A), Common Stock               07/02/01              --

The total value of restricted securities is $31,907,447 which represents 12.5% of net assets of the Fund at October 31, 2001.

TCW GALILEO MONEY MARKET FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                        YEAR ENDED OCTOBER 31,
                           ------------------------------------------------
                             2001      2000      1999      1998      1997
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, Beginning of
  Year                     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income        0.0450    0.0579    0.0434    0.0519    0.0516
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income         (0.0450)  (0.0579)  (0.0434)  (0.0519)  (0.0516)
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, End of Year       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total Return                   4.64%     5.94%     4.85%     5.31%     5.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $328,757  $232,175  $261,300  $242,451  $222,771
Ratio of Expenses to
  Average Net Assets           0.37%(1)     0.38%     0.38%     0.40%(1)     0.40%(1)
Ratio of Net Investment
  Income to Average Net
  Assets                       4.46%     5.80%     4.76%     5.19%     5.17%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.38%, 0.41% AND 0.40% FOR THE FISCAL YEARS ENDED OCTOBER 31, 2001, 1998 AND 1997, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                      YEAR ENDED OCTOBER 31,
                           --------------------------------------------
                            2001     2000     1999      1998     1997
                           -------  -------  -------  --------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  9.23  $  9.42  $  9.89  $   9.62  $  9.45
                           -------  -------  -------  --------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income         0.57     0.57     0.57      0.55     0.58
Net Realized and
  Unrealized Gain (Loss)
  on Investments              0.42    (0.21)   (0.50)     0.29     0.19
                           -------  -------  -------  --------  -------
Total from Investment
  Operations                  0.99     0.36     0.07      0.84     0.77
                           -------  -------  -------  --------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.59)   (0.55)   (0.54)    (0.57)   (0.60)
                           -------  -------  -------  --------  -------
Net Asset Value per
  Share, End of Year       $  9.63  $  9.23  $  9.42  $   9.89  $  9.62
                           =======  =======  =======  ========  =======
Total Return                 11.01%    3.97%    0.69%     9.02%    8.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $63,262  $73,290  $70,666  $162,996  $19,368
Ratio of Expenses to
  Average Net Assets          0.73%    0.81%    0.58%(1)     0.62%    0.93%
Ratio of Net Investment
  Income to Average Net
  Assets                      6.07%    6.10%    5.83%     5.60%    6.13%
Portfolio Turnover Rate      92.81%  107.59%  136.63%   272.77%  142.96%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTEND NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.72% FOR THE YEAR ENDED OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       MARCH 1, 1999
                                                       (COMMENCEMENT
                                       YEAR ENDED       OF OFFERING
                                       OCTOBER 31,       OF N CLASS
                                     ---------------  SHARES) THROUGH
                                      2001    2000    OCTOBER 31, 1999
                                     ------  -------  ----------------
Net Asset Value per Share,
  Beginning of Period                $ 9.32  $  9.51      $  9.74
                                     ------  -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                  0.52     0.55         0.37
Net Realized and Unrealized Gain
  (Loss) on Investments                0.46    (0.21)       (0.35)
                                     ------  -------      -------
Total from Investment Operations       0.98     0.34         0.02
                                     ------  -------      -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                              (0.61)   (0.53)       (0.25)
                                     ------  -------      -------
Net Asset Value per Share, End of
  Period                             $ 9.69  $  9.32      $  9.51
                                     ======  =======      =======
Total Return                          10.75%    3.71%        0.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $3,944  $    80      $    83
Ratio of Expenses to Average Net
  Assets                               1.00%(3)    1.13%(3)        1.00% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                   5.44%    5.90%        5.68% (2)
Portfolio Turnover Rate               92.81%  107.59%      136.63% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                    DECEMBER 1, 2000
                                                     (COMMENCEMENT
                                                     OF OPERATIONS)
                                                        THROUGH
                                                    OCTOBER 31, 2001
                                                    ----------------
Net Asset Value per Share, Beginning of Period          $ 10.00
                                                        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                      0.57
Net Realized and Unrealized (Loss) on Investments         (1.94)
                                                        -------
Total from Investment Operations                          (1.37)
                                                        -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.48)
                                                        -------
Net Asset Value per Share, End of Period                $  8.15
                                                        =======
Total Return                                             (13.87)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                $ 1,722
Ratio of Expenses to Average Net Assets                    1.39% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                   6.63% (2)
Portfolio Turnover Rate                                   90.42% (1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 5.94% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                        YEAR ENDED OCTOBER 31,
                           ------------------------------------------------
                             2001      2000      1999      1998      1997
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, Beginning of
  Year                     $   7.82  $   8.85  $   9.20  $  10.11  $   9.77
                           --------  --------  --------  --------  --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income          0.74      0.84      0.80      0.88      0.91
Net Realized and
  Unrealized Gain (Loss)
  on Investments              (0.83)    (0.97)    (0.37)    (0.74)     0.34
                           --------  --------  --------  --------  --------
Total from Investment
  Operations                  (0.09)    (0.13)     0.43      0.14      1.25
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income           (0.71)    (0.86)    (0.78)    (0.89)    (0.91)
Distributions in Excess
  of Net Investment
  Income                      (0.08)    (0.04)       --     (0.01)       --
Distributions from Net
  Realized Gain                  --        --        --     (0.15)       --
                           --------  --------  --------  --------  --------
Total Distributions           (0.79)    (0.90)    (0.78)    (1.05)    (0.91)
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, End of Year       $   6.94  $   7.82  $   8.85  $   9.20  $  10.11
                           ========  ========  ========  ========  ========
Total Return                  (1.39)%    (1.77)%     4.60%     1.18%    13.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $246,623  $195,986  $188,098  $165,702  $208,761
Ratio of Expenses to
  Average Net Assets           0.91%     0.91%     0.90%     0.85%     0.83%
Ratio of Net Investment
  Income to Average Net
  Assets                       9.93%     9.80%     8.60%     8.89%     9.10%
Portfolio Turnover Rate       78.35%    64.29%   128.15%    92.24%   109.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      MARCH 1, 1999
                                                      (COMMENCEMENT
                                       YEAR ENDED     OF OFFERING OF
                                      OCTOBER 31,    N CLASS SHARES)
                                     --------------      THROUGH
                                      2001    2000   OCTOBER 31, 1999
                                     ------  ------  ----------------
Net Asset Value per Share,
  Beginning of Period                $ 7.90  $ 8.91      $  9.39
                                     ------  ------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                  0.72    0.78         0.55
Net Realized and Unrealized (Loss)
  on Investments                      (0.82)  (0.93)       (0.57)
                                     ------  ------      -------
Total from Investment Operations      (0.10)  (0.15)       (0.02)
                                     ------  ------      -------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                              (0.63)  (0.86)       (0.46)
Distributions in Excess of Net
  Investment Income                   (0.16)     --           --
                                     ------  ------      -------
Total Distributions                   (0.79)  (0.86)       (0.46)
                                     ------  ------      -------
Net Asset Value per Share, End of
  Period                             $ 7.01  $ 7.90      $  8.91
                                     ======  ======      =======
Total Return                          (1.51)%  (1.86)%       (0.24)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $8,546  $  316      $   189
Ratio of Expenses to Average Net
  Assets                               1.30%(3)   1.27%(3)        1.30% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                   9.88%   8.91%        8.78% (2)(3)
Portfolio Turnover Rate               78.35%  64.29%      128.15% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                     YEAR ENDED OCTOBER 31,
                           -------------------------------------------
                            2001     2000     1999     1998     1997
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  9.60  $  9.59  $  9.60  $  9.70  $  9.67
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income         0.59     0.60     0.59     0.35     0.58
Net Realized and
  Unrealized Gain (Loss)
  on Investments              0.18    (0.02)   (0.09)    0.10     0.05
                           -------  -------  -------  -------  -------
Total from Investment
  Operations                  0.77     0.58     0.50     0.45     0.63
                           -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.54)   (0.42)   (0.51)   (0.11)   (0.38)
Distributions in Excess
  of Net Investment
  Income                        --    (0.15)      --       --    (0.22)
Distributions from
  Paid-in-Capital               --       --       --    (0.44)      --
                           -------  -------  -------  -------  -------
Total Distributions          (0.54)   (0.57)   (0.51)   (0.55)   (0.60)
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, End of Year       $  9.83  $  9.60  $  9.59  $  9.60  $  9.70
                           =======  =======  =======  =======  =======
Total Return                  8.16%    6.21%    5.36%    4.73%    6.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $54,351  $60,925  $53,496  $43,639  $53,307
Ratio of Expenses to
  Average Net Assets          0.64%(1)    0.62%(1)    0.75%(1)    0.83%    0.77%
Ratio of Net Investment
  Income to Average Net
  Assets                      6.01%    6.26%    6.10%    3.61%    6.00%
Portfolio Turnover Rate      37.69%   27.97%   53.48%   68.40%  109.91%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN, 0.79%, 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2001, 2000 AND 1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                      YEAR ENDED OCTOBER 31,
                           --------------------------------------------
                            2001     2000     1999      1998     1997
                           -------  -------  -------  --------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  9.07  $  8.96  $  9.76  $   9.91  $  9.56
                           -------  -------  -------  --------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income         0.60     0.59     0.62      0.84     0.75
Net Realized and
  Unrealized Gain (Loss)
  on Investments              0.71     0.12    (0.60)    (0.07)    0.32
                           -------  -------  -------  --------  -------
Total from Investment
  Operations                  1.31     0.71     0.02      0.77     1.07
                           -------  -------  -------  --------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.44)   (0.45)   (0.62)    (0.86)   (0.72)
Distributions in Excess
  of Net Investment
  Income                     (0.13)   (0.15)   (0.20)    (0.01)      --
Distributions from Net
  Realized Gain                 --       --       --     (0.05)      --
                           -------  -------  -------  --------  -------
Total Distributions          (0.57)   (0.60)   (0.82)    (0.92)   (0.72)
                           -------  -------  -------  --------  -------
Net Asset Value per
  Share, End of Year       $  9.81  $  9.07  $  8.96  $   9.76  $  9.91
                           =======  =======  =======  ========  =======
Total Return                 14.78%    8.32%    0.20%     8.20%   11.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $89,096  $71,115  $90,275  $101,501  $81,442
Ratio of Expenses to
  Average Net Assets          0.74%    0.77%    0.69%     0.70%    0.67%
Ratio of Net Investment
  Income to Average Net
  Assets                      6.31%    6.63%    6.62%     8.52%    7.77%
Portfolio Turnover Rate      11.26%    8.44%   28.07%    27.95%   16.01%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      MARCH 1, 1999
                                                      (COMMENCEMENT
                                       YEAR ENDED     OF OFFERING OF
                                      OCTOBER 31,    N CLASS SHARES)
                                     --------------      THROUGH
                                      2001    2000   OCTOBER 31, 1999
                                     ------  ------  ----------------
Net Asset Value per Share,
  Beginning of Period                $ 9.33  $ 9.23       $ 9.40
                                     ------  ------       ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                  0.60    0.58         0.43
Net Realized and Unrealized Gain
  (Loss) on Investments                0.71    0.12        (0.49)
                                     ------  ------       ------
Total from Investment Operations       1.31    0.70        (0.06)
                                     ------  ------       ------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                              (0.58)  (0.60)       (0.11)
                                     ------  ------       ------
Net Asset Value per Share, End of
  Period                             $10.06  $ 9.33       $ 9.23
                                     ======  ======       ======
Total Return                          14.45%   8.09%       (0.69)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $  568  $   49       $   37
Ratio of Expenses to Average Net
  Assets                               1.01%(3)   1.02%(3)        1.02% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                   6.08%   6.38%        7.00% (2)
Portfolio Turnover Rate               11.26%   8.44%       28.07% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 13.28% AND 89.63% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo Flexible Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, and TCW Galileo Total Return Mortgage Backed Securities Fund (the "TCW Galileo U.S. Fixed Income Funds") (six of twenty-five funds comprising TCW Galileo Funds, Inc.) as of October 31, 2001 and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 2001 and 2000, and the financial highlights for each of the respective periods in the periods ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Fixed Income Funds as of October 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

December 17, 2001
Los Angeles, California

TCW GALILEO FUNDS
October 31, 2001

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Alvin R. Albe, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Patrick C. Haden
Director

Thomas E. Larkin, Jr.
Director

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Ron R. Redell
Senior Vice President

Philip K. Holl
Secretary

Hilary G.D. Lord
Assistant Secretary

David S. DeVito
Treasurer

George Winn
Assistant Treasurer

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

GALartFI1001